Quarterly Holdings Report
for
Fidelity® Short-Term Bond Index Fund
May 31, 2026
SDX-NPRT3-0726
1.9884841.108
Bank Notes - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Financials - 0.6%
Banks - 0.6%
Citibank NA 4.914% 5/29/2030	5,600,000	5,676,610
Fifth Third Bank OH 2.25% 2/1/2027	250,000	246,838
Keybank National Association 5.85% 11/15/2027	930,000	946,920
Keybank National Association 6.95% 2/1/2028	390,000	404,057
Manufacturers & Traders Trust Co 4.548% 4/18/2030 (c)	2,000,000	1,991,552
Morgan Stanley Bank NA 4.952% 1/14/2028 (c)	2,160,000	2,168,504
Morgan Stanley Bank NA 4.968% 7/14/2028 (c)	4,680,000	4,709,410
Morgan Stanley Bank NA 5.504% 5/26/2028 (c)	1,280,000	1,293,975
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (c)	500,000	494,501
PNC Bank NA 2.7% 10/22/2029	430,000	404,942
PNC Bank NA 3.25% 1/22/2028	640,000	630,627
Truist Bank 4.136% 10/23/2029 (c)	1,500,000	1,486,062
Truist Bank 4.42% 7/24/2028 (c)	1,000,000	999,393
Truist Bank 5 year U.S. Treasury Index + 1.15%, 4.632% 9/17/2029 (c)(d)	1,270,000	1,263,634

TOTAL UNITED STATES		22,717,025
TOTAL BANK NOTES (Cost $22,665,609)		22,717,025

Foreign Government and Government Agency Obligations - 0.8%
	Principal Amount (a)	Value ($)
CANADA - 0.4%
Export Development Canada 3% 5/25/2027	2,350,000	2,327,365
Province of British Columbia 3.9% 8/27/2030	1,400,000	1,381,616
Province of British Columbia 4.9% 4/24/2029	1,500,000	1,529,165
Province of Ontario 4.7% 1/15/2030	4,500,000	4,568,326
Province of Quebec 2.75% 4/12/2027	1,000,000	988,912
Province of Quebec 4.5% 4/3/2029	3,000,000	3,029,388
TOTAL CANADA		13,824,772
CHILE - 0.0%
Chilean Republic 2.75% 1/31/2027	760,000	752,020
Chilean Republic 3.24% 2/6/2028	400,000	393,420
TOTAL CHILE		1,145,440
INDONESIA - 0.1%
Indonesia Government 3.5% 1/11/2028	1,000,000	987,040
Indonesia Government 4.3% 4/16/2031	1,500,000	1,477,500
Indonesia Government 5.25% 1/15/2030	1,000,000	1,019,220
TOTAL INDONESIA		3,483,760
ISRAEL - 0.1%
Israel Government 4.5% 1/13/2031	900,000	883,036
Israel Government 5.375% 2/19/2030	1,700,000	1,731,065
Israel Government 5.375% 3/12/2029	700,000	711,365
TOTAL ISRAEL		3,325,466
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	550,000	524,222
KOREA (SOUTH) - 0.0%
Korean Republic 3.625% 10/29/2030	200,000	195,190
Korean Republic 4.5% 7/3/2029	1,500,000	1,514,165
TOTAL KOREA (SOUTH)		1,709,355
MEXICO - 0.1%
United Mexican States 4.15% 3/28/2027	470,000	469,530
United Mexican States 5.4% 2/9/2028	1,250,000	1,264,375
United Mexican States 6% 5/13/2030	1,600,000	1,650,400
TOTAL MEXICO		3,384,305
PANAMA - 0.0%
Panamanian Republic 7.5% 3/1/2031	700,000	775,740
PHILIPPINES - 0.1%
Philippine Republic 5.17% 10/13/2027	1,000,000	1,014,740
Philippine Republic 7.75% 1/14/2031	1,300,000	1,464,125
TOTAL PHILIPPINES		2,478,865
POLAND - 0.0%
Republic of Poland 4.625% 3/18/2029	500,000	504,410
Republic of Poland 4.625% 4/14/2031	760,000	763,899
Republic of Poland 4.875% 2/12/2030	800,000	815,184
TOTAL POLAND		2,083,493
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027	400,000	400,199
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $33,075,134)		33,135,617

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Hawaii - 0.0%
General Obligations - 0.0%
Hawaii St Gen. Oblig. 4.212% 4/1/2031	600,000	597,940
Illinois - 0.0%
General Obligations - 0.0%
Chicago IL Gen. Oblig. Series 2026A, 5.879% 1/1/2031	220,000	221,172
TOTAL MUNICIPAL SECURITIES (Cost $820,000)		819,112

Non-Convertible Corporate Bonds - 28.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Financials - 0.3%
Banks - 0.3%
Australia & New Zealand Banking Group Ltd/New York NY 4.362% 6/18/2028 (b)	1,570,000	1,574,320
National Australia Bank Ltd/New York 3.85% 12/13/2028	900,000	891,822
National Australia Bank Ltd/New York 3.905% 6/9/2027	1,140,000	1,138,152
National Australia Bank Ltd/New York 4.148% 1/13/2031 (b)	900,000	888,901
National Australia Bank Ltd/New York 4.434% 6/4/2029	1,000,000	1,001,129
National Australia Bank Ltd/New York 4.787% 1/10/2029	280,000	284,284
National Australia Bank Ltd/New York 4.9% 6/13/2028 (b)	440,000	445,421
Westpac Banking Corp 2.15% 6/3/2031	1,000,000	897,564
Westpac Banking Corp 3.35% 3/8/2027	360,000	358,198
Westpac Banking Corp 3.4% 1/25/2028	1,110,000	1,097,438
Westpac Banking Corp 4.043% 8/26/2027	560,000	559,661
Westpac Banking Corp 4.11% 7/24/2034 (c)	310,000	302,753
Westpac Banking Corp 4.322% 11/23/2031 (c)	930,000	928,285
Westpac Banking Corp 4.354% 7/1/2030	617,000	616,403
Westpac Banking Corp 5.05% 4/16/2029	590,000	602,769
Westpac Banking Corp 5.457% 11/18/2027	420,000	427,762
Westpac Banking Corp 5.535% 11/17/2028	310,000	319,803
TOTAL FINANCIALS		12,334,665
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	440,000	443,327
BHP Billiton Finance USA Ltd 5% 2/21/2030	600,000	609,682
BHP Billiton Finance USA Ltd 5.1% 9/8/2028	470,000	477,419
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	400,000	422,474
Rio Tinto Finance USA PLC 4.875% 3/14/2030	1,270,000	1,286,049
TOTAL MATERIALS		3,238,951
TOTAL AUSTRALIA		15,573,616
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	2,000,000	1,932,683
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	500,000	477,190
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	700,000	665,438
Suzano Austria GmbH 6% 1/15/2029	650,000	664,218
		1,329,656
TOTAL BRAZIL		1,806,846
CANADA - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 3.7% 9/15/2027	320,000	316,760
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	580,000	574,893
Rogers Communications Inc 5% 2/15/2029	580,000	584,767
		1,159,660
TOTAL COMMUNICATION SERVICES		1,476,420
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	590,000	587,530
Canadian Natural Resources Ltd 5% 12/15/2029	250,000	253,720
Enbridge Inc 3.7% 7/15/2027	330,000	327,716
Enbridge Inc 4.2% 11/20/2028	1,400,000	1,390,513
Enbridge Inc 4.85% 3/27/2031	750,000	752,511
Enbridge Inc 5.3% 4/5/2029	600,000	611,794
Enbridge Inc 7.375% 3/15/2055 (c)	290,000	306,725
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (b)	550,000	553,640
TransCanada PipeLines Ltd 4.1% 4/15/2030	1,550,000	1,519,455
TransCanada PipeLines Ltd 4.25% 5/15/2028	694,000	691,153
TOTAL ENERGY		6,994,757
Financials - 0.7%
Banks - 0.7%
Bank of Montreal 3.803% 12/15/2032 (c)	600,000	590,671
Bank of Montreal 4.338% 3/19/2030 (c)	400,000	397,618
Bank of Montreal 4.35% 9/22/2031 (c)	320,000	315,382
Bank of Montreal 4.439% 1/14/2032 (c)	280,000	275,741
Bank of Montreal 4.547% 6/2/2029 (c)	700,000	700,404
Bank of Montreal 4.64% 9/10/2030 (c)	370,000	370,443
Bank of Montreal 4.7% 9/14/2027	1,690,000	1,698,001
Bank of Montreal 4.879% 6/2/2032 (c)	500,000	500,557
Bank of Montreal 5.717% 9/25/2028	140,000	143,827
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	600,000	593,906
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)	360,000	354,095
Bank of Nova Scotia/The 4.904% 6/5/2032 (c)	300,000	300,696
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)	2,760,000	2,782,499
Bank of Nova Scotia/The 5.25% 6/12/2028	260,000	264,733
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (c)	540,000	539,904
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	2,160,000	2,202,976
National Bank of Canada 4.5% 10/10/2029	550,000	548,363
Royal Bank of Canada 3.625% 5/4/2027	520,000	517,784
Royal Bank of Canada 3.995% 11/3/2028 (c)	2,080,000	2,068,437
Royal Bank of Canada 4.522% 10/18/2028 (c)	450,000	451,205
Royal Bank of Canada 4.65% 10/18/2030 (c)	1,060,000	1,061,319
Royal Bank of Canada 4.696% 8/6/2031 (c)	1,000,000	998,389
Royal Bank of Canada 4.95% 2/1/2029	1,070,000	1,087,662
Royal Bank of Canada 5.153% 2/4/2031 (c)	700,000	710,571
Royal Bank of Canada U.S. SOFR Index + 1.01%, 4.612% 5/3/2032 (c)(d)	800,000	793,245
Toronto Dominion Bank 3.625% 9/15/2031 (c)	630,000	628,000
Toronto Dominion Bank 3.913% 1/13/2028	1,100,000	1,091,649
Toronto Dominion Bank 4.108% 6/8/2027	520,000	519,714
Toronto Dominion Bank 4.361% 4/23/2029	100,000	99,593
Toronto Dominion Bank 4.808% 6/3/2030	1,070,000	1,076,006
Toronto Dominion Bank 5.146% 9/10/2034 (c)	160,000	160,987
Toronto Dominion Bank 5.156% 1/10/2028	1,430,000	1,447,395
Toronto Dominion Bank 5.523% 7/17/2028	650,000	664,798
		25,956,570
Capital Markets - 0.0%
Brookfield Finance Inc 3.9% 1/25/2028	660,000	653,218
Brookfield Finance Inc 4.35% 4/15/2030	490,000	481,947
		1,135,165
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	500,000	497,563
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	300,000	301,200
Manulife Financial Corp 2.484% 5/19/2027	520,000	511,893
Manulife Financial Corp 4.061% 2/24/2032 (c)	230,000	228,574
		1,539,230
TOTAL FINANCIALS		28,630,965
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 4.2% 3/12/2031	150,000	147,294
Canadian National Railway Co 4.35% 5/12/2029	1,000,000	997,921
Canadian National Railway Co 6.9% 7/15/2028	190,000	199,772
Canadian Pacific Railway Co 4.8% 3/30/2030	1,040,000	1,049,252
TOTAL INDUSTRIALS		2,394,239
Information Technology - 0.0%
IT Services - 0.0%
CGI Inc 4.95% 3/14/2030	350,000	348,908
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.2% 4/1/2029	330,000	327,542
Nutrien Ltd 4.9% 3/27/2028	620,000	625,060
TOTAL MATERIALS		952,602
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	390,000	389,884
TOTAL CANADA		41,187,775
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 4.875% 11/14/2028	1,000,000	1,010,893
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 4.875% 5/26/2030	1,000,000	1,019,279
TOTAL CHINA		2,030,172
FRANCE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.455% 2/19/2029	1,390,000	1,361,838
GERMANY - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (c)	1,290,000	1,460,000
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031 (b)	650,000	749,581
Financials - 0.7%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	1,610,000	1,593,973
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	390,000	385,561
Deutsche Bank AG/New York NY 4.469% 12/10/2031 (c)	1,100,000	1,082,336
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (b)(c)	900,000	886,092
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (c)	250,000	249,199
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	290,000	291,466
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (b)(c)	1,400,000	1,397,768
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (c)	200,000	201,874
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	2,200,000	2,224,618
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	160,000	165,206
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)	1,000,000	1,048,404
		9,526,497
Financial Services - 0.5%
KfW 3% 5/20/2027	5,800,000	5,749,309
KfW 3.5% 8/9/2028	200,000	197,849
KfW 3.875% 5/15/2028	7,000,000	6,983,999
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	2,460,000	2,408,114
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	600,000	588,005
		15,927,276
TOTAL FINANCIALS		25,453,773
TOTAL GERMANY		27,663,354
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	400,000	380,437
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,410,000	1,358,530
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	150,000	148,591
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,700,000	1,677,440
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	750,000	736,677
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	500,000	498,901
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	700,000	707,872
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	150,000	153,222
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	732,000	744,120

TOTAL IRELAND		6,025,353
JAPAN - 0.9%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Toyota Motor Corp 2.76% 7/2/2029	1,340,000	1,278,881
Toyota Motor Corp 4.186% 6/30/2027	2,180,000	2,180,800
Toyota Motor Corp 4.45% 6/30/2030	490,000	490,092
Toyota Motor Corp 5.118% 7/13/2028	1,800,000	1,830,759
TOTAL CONSUMER DISCRETIONARY		5,780,532
Financials - 0.8%
Banks - 0.7%
Japan Bank for International Cooperation 3.875% 1/23/2031	2,000,000	1,965,648
Japan Bank for International Cooperation 3.875% 7/3/2028	800,000	794,687
Japan Bank for International Cooperation 4.625% 7/22/2027	600,000	603,867
Japan Bank for International Cooperation 4.875% 10/18/2028	1,000,000	1,014,181
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	900,000	896,501
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	850,000	836,127
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	450,000	447,319
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (c)	600,000	591,376
Mitsubishi UFJ Financial Group Inc 4.527% 9/12/2031 (c)	300,000	296,694
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (c)	600,000	599,106
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)	1,050,000	1,056,808
Mitsubishi UFJ Financial Group Inc 5.159% 4/24/2031 (c)	1,200,000	1,217,302
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (c)	300,000	304,076
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (c)	300,000	303,883
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	300,000	303,274
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (c)	1,000,000	1,015,190
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	743,000	740,742
Mizuho Financial Group Inc 3.17% 9/11/2027	430,000	423,836
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	370,000	369,592
Mizuho Financial Group Inc 5.098% 5/13/2031 (c)	600,000	607,664
Mizuho Financial Group Inc 5.382% 7/10/2030 (c)	1,000,000	1,020,718
Mizuho Financial Group Inc 5.414% 9/13/2028 (c)	200,000	202,446
Mizuho Financial Group Inc 5.667% 5/27/2029 (c)	590,000	603,426
Mizuho Financial Group Inc 5.778% 7/6/2029 (c)	860,000	881,955
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	500,000	467,947
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	1,880,000	1,792,356
Sumitomo Mitsui Financial Group Inc 3.544% 1/17/2028	2,190,000	2,162,668
Sumitomo Mitsui Financial Group Inc 4.108% 1/15/2029	3,300,000	3,269,222
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	700,000	713,277
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	650,000	661,510
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	307,895
		26,471,293
Capital Markets - 0.1%
Nomura Holdings Inc 2.172% 7/14/2028	410,000	389,852
Nomura Holdings Inc 2.71% 1/22/2029	200,000	190,130
Nomura Holdings Inc 4.904% 7/1/2030	1,350,000	1,350,445
Nomura Holdings Inc 5.386% 7/6/2027	240,000	242,317
Nomura Holdings Inc 5.605% 7/6/2029	1,030,000	1,055,767
Nomura Holdings Inc 6.07% 7/12/2028	400,000	411,470
		3,639,981
TOTAL FINANCIALS		30,111,274
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	1,510,000	1,374,198
TOTAL JAPAN		37,266,004
KOREA (SOUTH) - 0.2%
Financials - 0.2%
Banks - 0.2%
Export-Import Bank of Korea 3.875% 1/13/2031	1,000,000	981,185
Export-Import Bank of Korea 4% 9/11/2029	500,000	497,199
Export-Import Bank of Korea 5% 1/11/2028	2,000,000	2,024,872
Export-Import Bank of Korea 5.125% 9/18/2028	400,000	407,948
Korea Development Bank/The 4% 1/28/2031	800,000	788,594
Korea Development Bank/The 4.125% 10/16/2027	2,200,000	2,197,814
Korea Development Bank/The 4.875% 2/3/2030	800,000	814,651

TOTAL KOREA (SOUTH)		7,712,263
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.55% 11/29/2027	760,000	781,293
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	410,000	397,620
MULTI-NATIONAL - 0.4%
Financials - 0.4%
Banks - 0.3%
Corp Andina de Fomento 4.125% 1/7/2028	1,000,000	998,520
Corp Andina de Fomento 5% 1/22/2030	1,000,000	1,020,141
Corp Andina de Fomento 5% 1/24/2029	175,000	178,156
European Investment Bank 3.75% 11/15/2029	7,000,000	6,923,095
European Investment Bank 3.75% 3/13/2031	840,000	825,310
European Investment Bank 3.75% 5/15/2029	560,000	554,481
Inter-American Development Bank 4% 1/12/2028	1,900,000	1,899,065
		12,398,768
Capital Markets - 0.1%
Asian Infrastructure Investment Bank/The 3.75% 9/14/2027	2,050,000	2,042,976
Asian Infrastructure Investment Bank/The 3.875% 4/22/2031	1,000,000	988,481
		3,031,457
TOTAL MULTI-NATIONAL		15,430,225
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	250,000	248,290
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031	500,000	492,770
Cooperatieve Rabobank UA/NY 4.322% 4/1/2029	250,000	250,233
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028 (b)	1,500,000	1,516,664
ING Groep NV 4.017% 3/28/2028 (c)	1,240,000	1,236,110
ING Groep NV 4.05% 4/9/2029	700,000	692,230
ING Groep NV 5.066% 3/25/2031 (c)	1,300,000	1,313,351
ING Groep NV 5.335% 3/19/2030 (c)	430,000	438,230
TOTAL FINANCIALS		6,187,878
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031	400,000	359,599
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	790,000	754,303
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	290,000	290,263
NXP BV / NXP Funding LLC 5.55% 12/1/2028	140,000	143,156
TOTAL INFORMATION TECHNOLOGY		1,547,321
TOTAL NETHERLANDS		7,735,199
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 4.25% 6/2/2028	1,400,000	1,401,715
Equinor ASA 4.5% 9/3/2030	600,000	600,134

TOTAL NORWAY		2,001,849
SPAIN - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	580,000	579,246
Financials - 0.3%
Banks - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.15% 3/3/2029	400,000	395,009
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029	600,000	613,923
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (c)	200,000	204,352
Banco Santander SA 1.722% 9/14/2027 (c)	800,000	793,819
Banco Santander SA 3.306% 6/27/2029	1,400,000	1,349,373
Banco Santander SA 4.175% 3/24/2028 (c)	600,000	598,317
Banco Santander SA 4.379% 4/12/2028	600,000	598,162
Banco Santander SA 4.551% 11/6/2030	1,000,000	984,653
Banco Santander SA 4.867% 4/15/2031	600,000	596,573
Banco Santander SA 5.294% 8/18/2027	400,000	404,041
Banco Santander SA 5.538% 3/14/2030 (c)	600,000	611,640
Banco Santander SA 6.527% 11/7/2027 (c)	3,000,000	3,028,331
Banco Santander SA 6.607% 11/7/2028	200,000	209,383
TOTAL FINANCIALS		10,387,576
TOTAL SPAIN		10,966,822
SWEDEN - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Svensk Exportkredit AB 3.625% 3/12/2029	2,200,000	2,171,956
Svensk Exportkredit AB 3.75% 5/8/2028	1,000,000	993,817

TOTAL SWEDEN		3,165,773
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/Stamford CT 4.302% 3/16/2029 (c)	4,000,000	3,992,655
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.5% 2/9/2031	600,000	596,418
TOTAL SWITZERLAND		4,589,073
UNITED KINGDOM - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
British Telecommunications PLC 9.625% 12/15/2030 (f)	1,500,000	1,785,202
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	670,000	631,032
RELX Capital Inc 4.75% 3/27/2030	500,000	502,021
		1,133,053
TOTAL COMMUNICATION SERVICES		2,918,255
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	750,000	681,067
Diageo Capital PLC 5.3% 10/24/2027	650,000	659,210
Diageo Investment Corp 5.156% 8/15/2030	600,000	610,781
		1,951,058
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	900,000	794,990
Unilever Capital Corp 2.9% 5/5/2027	730,000	722,876
Unilever Capital Corp 4.875% 9/8/2028	160,000	162,189
		1,680,055
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028	1,350,000	1,298,825
BAT Capital Corp 2.726% 3/25/2031	1,000,000	913,377
BAT Capital Corp 3.557% 8/15/2027	1,040,000	1,030,450
BAT Capital Corp 4.7% 4/2/2027	250,000	250,737
BAT Capital Corp 4.906% 4/2/2030	430,000	433,634
BAT International Finance PLC 5.931% 2/2/2029	590,000	610,366
		4,537,389
TOTAL CONSUMER STAPLES		8,168,502
Financials - 1.0%
Banks - 1.0%
Barclays PLC 2.279% 11/24/2027 (c)	1,940,000	1,920,759
Barclays PLC 4.476% 11/11/2029 (c)	2,000,000	1,988,089
Barclays PLC 4.521% 2/24/2032 (c)	200,000	195,806
Barclays PLC 4.836% 5/9/2028	1,330,000	1,332,748
Barclays PLC 4.942% 9/10/2030 (c)	600,000	602,193
Barclays PLC 5.367% 2/25/2031 (c)	500,000	508,174
Barclays PLC 5.501% 8/9/2028 (c)	200,000	202,001
Barclays PLC 5.674% 3/12/2028 (c)	1,410,000	1,422,429
Barclays PLC 5.69% 3/12/2030 (c)	550,000	563,457
Barclays PLC 6.49% 9/13/2029 (c)	520,000	539,819
Barclays PLC 7.385% 11/2/2028 (c)	1,000,000	1,037,194
HSBC Holdings PLC 2.013% 9/22/2028 (c)	3,240,000	3,136,468
HSBC Holdings PLC 3.973% 5/22/2030 (c)	1,770,000	1,734,149
HSBC Holdings PLC 4.398% 3/10/2030 (c)	400,000	396,504
HSBC Holdings PLC 4.619% 11/6/2031 (c)	2,900,000	2,864,725
HSBC Holdings PLC 4.711% 5/12/2030 (c)	2,000,000	1,995,840
HSBC Holdings PLC 5.13% 3/3/2031 (c)	400,000	403,709
HSBC Holdings PLC 5.24% 5/13/2031 (c)	1,300,000	1,316,530
HSBC Holdings PLC 5.286% 11/19/2030 (c)	1,220,000	1,237,594
HSBC Holdings PLC 5.597% 5/17/2028 (c)	1,710,000	1,728,484
HSBC Holdings PLC 5.887% 8/14/2027 (c)	3,000,000	3,008,459
HSBC Holdings PLC 6.161% 3/9/2029 (c)	400,000	410,488
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	1,310,000	1,293,695
Lloyds Banking Group PLC 3.75% 3/18/2028 (c)	610,000	607,168
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)	330,000	326,369
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)	250,000	245,903
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	600,000	603,324
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	250,000	252,265
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	900,000	926,114
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	240,000	245,458
NatWest Group PLC 3.073% 5/22/2028 (c)	500,000	493,552
NatWest Group PLC 4.445% 5/8/2030 (c)	990,000	983,216
NatWest Group PLC 5.115% 5/23/2031 (c)	1,000,000	1,009,316
NatWest Group PLC 5.516% 9/30/2028 (c)	200,000	202,793
NatWest Group PLC 5.808% 9/13/2029 (c)	1,900,000	1,948,176
NatWest Group PLC 6.475% 6/1/2034 (c)	300,000	310,977
Santander UK Group Holdings PLC 1.673% 6/14/2027 (c)	420,000	419,546
Santander UK Group Holdings PLC 3.823% 11/3/2028 (c)	400,000	395,830
Santander UK Group Holdings PLC 4.32% 9/22/2029 (c)	1,100,000	1,090,492
Santander UK Group Holdings PLC 6.534% 1/10/2029 (c)	800,000	823,386
TOTAL FINANCIALS		40,723,199
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 4% 3/2/2031	1,400,000	1,370,949
Astrazeneca Finance LLC 4.85% 2/26/2029	760,000	770,458
Astrazeneca Finance LLC 4.875% 3/3/2028	590,000	597,028
Astrazeneca PLC 3.125% 6/12/2027	410,000	406,770
TOTAL HEALTH CARE		3,145,205
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.602% 6/12/2028	360,000	367,427
TOTAL UNITED KINGDOM		55,322,588
UNITED STATES - 22.3%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.65% 2/1/2028	1,550,000	1,482,974
AT&T Inc 2.3% 6/1/2027	2,980,000	2,923,623
AT&T Inc 4.3% 2/15/2030	70,000	69,368
AT&T Inc 4.35% 3/1/2029	2,030,000	2,025,608
AT&T Inc 4.4% 4/30/2031 (b)	800,000	790,487
Comcast Corp 1.5% 2/15/2031	350,000	303,803
Comcast Corp 1.95% 1/15/2031	200,000	177,435
Comcast Corp 3.4% 4/1/2030 (b)	3,090,000	2,973,550
Comcast Corp 4.15% 10/15/2028 (b)	2,000,000	1,994,303
Sprint Capital Corp 6.875% 11/15/2028	70,000	73,758
Verizon Communications Inc 1.75% 1/20/2031 (b)	1,200,000	1,059,139
Verizon Communications Inc 2.1% 3/22/2028	4,240,000	4,079,994
Verizon Communications Inc 3.15% 3/22/2030 (b)	1,400,000	1,334,670
Verizon Communications Inc 3.875% 2/8/2029	580,000	573,568
Verizon Communications Inc 4.016% 12/3/2029 (b)	800,000	788,546
Verizon Communications Inc 4.329% 9/21/2028 (b)	1,210,000	1,210,269
		21,861,095
Entertainment - 0.1%
Netflix Inc 4.875% 4/15/2028 (b)	1,070,000	1,082,294
Netflix Inc 5.875% 11/15/2028	260,000	269,398
Walt Disney Co/The 2% 9/1/2029	620,000	576,522
Walt Disney Co/The 2.65% 1/13/2031 (b)	1,480,000	1,371,761
Walt Disney Co/The 4% 3/14/2031	1,000,000	981,205
		4,281,180
Interactive Media & Services - 0.3%
Alphabet Inc 3.7% 2/15/2029	800,000	789,624
Alphabet Inc 3.875% 11/15/2028 (b)	2,000,000	1,988,523
Alphabet Inc 4% 5/15/2030 (b)	400,000	395,360
Alphabet Inc 4.1% 11/15/2030 (b)	900,000	890,760
Alphabet Inc 4.1% 2/15/2031 (b)	1,610,000	1,588,360
Meta Platforms Inc 3.5% 8/15/2027 (b)	1,040,000	1,033,420
Meta Platforms Inc 4.2% 11/15/2030 (b)	1,850,000	1,826,251
Meta Platforms Inc 4.3% 8/15/2029 (b)	750,000	750,811
Meta Platforms Inc 4.55% 5/15/2031	1,400,000	1,395,076
Meta Platforms Inc 4.6% 5/15/2028 (b)	400,000	403,591
		11,061,776
Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	1,130,000	1,110,614
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	520,000	514,492
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	730,000	729,681
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,440,000	1,481,601
Fox Corp 3.5% 4/8/2030	500,000	480,699
Fox Corp 4.709% 1/25/2029 (b)	680,000	682,363
TWDC Enterprises 18 Corp 2.95% 6/15/2027 (b)	820,000	811,368
		5,810,818
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.55% 2/15/2031 (b)	1,750,000	1,592,726
T-Mobile USA Inc 2.625% 2/15/2029	380,000	362,123
T-Mobile USA Inc 3.375% 4/15/2029 (b)	1,880,000	1,824,553
T-Mobile USA Inc 3.75% 4/15/2027	470,000	468,151
T-Mobile USA Inc 3.875% 4/15/2030 (b)	2,590,000	2,520,312
T-Mobile USA Inc 4.95% 3/15/2028	2,000,000	2,019,369
		8,787,234
TOTAL COMMUNICATION SERVICES		51,802,103
Consumer Discretionary - 1.5%
Automobile Components - 0.0%
Lear Corp 3.8% 9/15/2027	280,000	277,965
Automobiles - 0.5%
American Honda Finance Corp 2.25% 1/12/2029 (b)	990,000	933,184
American Honda Finance Corp 3.5% 2/15/2028	560,000	551,118
American Honda Finance Corp 4.25% 9/1/2028	790,000	785,302
American Honda Finance Corp 4.4% 9/5/2029	290,000	287,326
American Honda Finance Corp 4.45% 1/8/2031	900,000	884,475
American Honda Finance Corp 4.55% 7/9/2027	1,300,000	1,302,326
American Honda Finance Corp 4.8% 3/5/2030	800,000	800,076
American Honda Finance Corp 5.125% 7/7/2028	280,000	283,029
General Motors Co 5.35% 4/15/2028	1,800,000	1,824,093
General Motors Financial Co Inc 2.7% 8/20/2027	580,000	568,121
General Motors Financial Co Inc 3.85% 1/5/2028	280,000	277,443
General Motors Financial Co Inc 4.6% 1/8/2031 (b)	1,200,000	1,188,339
General Motors Financial Co Inc 4.9% 10/6/2029 (b)	650,000	653,770
General Motors Financial Co Inc 5% 4/9/2027 (b)	960,000	965,167
General Motors Financial Co Inc 5.35% 1/7/2030 (b)	920,000	937,925
General Motors Financial Co Inc 5.4% 5/8/2027 (b)	630,000	636,324
General Motors Financial Co Inc 5.45% 7/15/2030 (b)	770,000	788,521
General Motors Financial Co Inc 5.55% 7/15/2029	1,120,000	1,146,299
General Motors Financial Co Inc 5.8% 1/7/2029 (b)	990,000	1,018,076
General Motors Financial Co Inc 5.8% 6/23/2028 (b)	500,000	511,044
		16,341,958
Broadline Retail - 0.4%
Amazon.com Inc 1.2% 6/3/2027	1,440,000	1,401,882
Amazon.com Inc 1.5% 6/3/2030 (b)	1,650,000	1,476,990
Amazon.com Inc 3.15% 8/22/2027	1,120,000	1,108,885
Amazon.com Inc 3.45% 4/13/2029	680,000	666,012
Amazon.com Inc 3.85% 3/13/2028	1,000,000	995,816
Amazon.com Inc 3.9% 11/20/2028	3,550,000	3,524,429
Amazon.com Inc 4% 3/13/2029	500,000	496,307
Amazon.com Inc 4.1% 11/20/2030	1,770,000	1,745,005
Amazon.com Inc 4.25% 3/13/2031	1,300,000	1,285,442
Amazon.com Inc 4.55% 12/1/2027	420,000	423,212
eBay Inc 2.7% 3/11/2030 (b)	500,000	464,788
		13,588,768
Distributors - 0.0%
Genuine Parts Co 1.875% 11/1/2030 (b)	600,000	521,898
Diversified Consumer Services - 0.0%
Cornell University 4.169% 6/15/2030	85,000	84,266
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants Inc 4.55% 10/15/2029	340,000	338,743
Expedia Group Inc 3.25% 2/15/2030 (b)	520,000	493,676
Expedia Group Inc 3.8% 2/15/2028 (b)	490,000	484,456
Las Vegas Sands Corp 5.625% 6/15/2028	1,230,000	1,247,657
Marriott International Inc/MD 2.85% 4/15/2031	1,000,000	918,232
Marriott International Inc/MD 4.2% 7/15/2027	610,000	609,460
Marriott International Inc/MD 4.875% 5/15/2029	1,120,000	1,131,266
Marriott International Inc/MD 5% 10/15/2027	450,000	454,091
McDonald's Corp 3.5% 7/1/2027	240,000	238,344
McDonald's Corp 3.8% 4/1/2028	340,000	337,323
McDonald's Corp 4.4% 2/12/2031 (b)	750,000	746,847
McDonald's Corp 5% 5/17/2029	670,000	681,299
Starbucks Corp 2.55% 11/15/2030 (b)	520,000	477,186
Starbucks Corp 4% 11/15/2028	980,000	970,652
		9,129,232
Household Durables - 0.0%
DR Horton Inc 4.85% 10/15/2030	400,000	403,090
Lennar Corp 4.75% 11/29/2027 (b)	350,000	350,794
Lennar Corp 5.2% 7/30/2030	350,000	355,194
PulteGroup Inc 4.25% 3/1/2031	230,000	224,622
Toll Brothers Finance Corp 4.35% 2/15/2028	370,000	368,486
		1,702,186
Leisure Products - 0.0%
Hasbro Inc 3.5% 9/15/2027	860,000	849,974
Hasbro Inc 4.65% 3/12/2031 (b)	500,000	494,475
Mattel Inc 5% 11/17/2030 (b)	400,000	398,915
		1,743,364
Specialty Retail - 0.4%
AutoNation Inc 1.95% 8/1/2028	190,000	179,355
AutoNation Inc 4.45% 1/15/2029	400,000	396,445
AutoZone Inc 4.5% 2/1/2028	160,000	160,245
AutoZone Inc 5.1% 7/15/2029 (b)	360,000	365,770
AutoZone Inc 5.165% 6/15/2030	950,000	965,489
Home Depot Inc/The 1.375% 3/15/2031	600,000	519,858
Home Depot Inc/The 2.8% 9/14/2027	1,220,000	1,200,211
Home Depot Inc/The 3.9% 12/6/2028	330,000	327,878
Home Depot Inc/The 3.95% 9/15/2030 (b)	600,000	589,780
Home Depot Inc/The 4.75% 6/25/2029	1,300,000	1,316,572
Home Depot Inc/The 4.9% 4/15/2029 (b)	660,000	670,681
Lowe's Cos Inc 3.65% 4/5/2029	2,420,000	2,367,017
Lowe's Cos Inc 3.95% 10/15/2027	920,000	916,304
Lowe's Cos Inc 4.25% 3/15/2031	1,140,000	1,119,779
O'Reilly Automotive Inc 4.2% 4/1/2030	650,000	640,336
O'Reilly Automotive Inc 4.35% 6/1/2028 (b)	1,130,000	1,128,807
		12,864,527
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030 (b)	640,000	604,717
Ralph Lauren Corp 2.95% 6/15/2030 (b)	500,000	469,980
Tapestry Inc 5.1% 3/11/2030	380,000	384,080
		1,458,777
TOTAL CONSUMER DISCRETIONARY		57,712,941
Consumer Staples - 1.2%
Beverages - 0.4%
Coca-Cola Co/The 1.375% 3/15/2031 (b)	350,000	305,306
Coca-Cola Co/The 1.45% 6/1/2027	610,000	595,123
Coca-Cola Co/The 1.65% 6/1/2030	1,250,000	1,129,971
Coca-Cola Co/The 2.9% 5/25/2027	760,000	752,354
Coca-Cola Co/The 3.45% 3/25/2030 (b)	300,000	291,516
Constellation Brands Inc 4.35% 5/9/2027	250,000	250,311
Constellation Brands Inc 4.65% 11/15/2028	700,000	701,487
Constellation Brands Inc 4.8% 1/15/2029	240,000	241,239
Constellation Brands Inc 4.8% 5/1/2030	390,000	392,531
Constellation Brands Inc 4.85% 5/6/2031	300,000	300,005
Keurig Dr Pepper Inc 3.43% 6/15/2027	340,000	336,660
Keurig Dr Pepper Inc 4.597% 5/25/2028 (b)	1,300,000	1,301,473
Keurig Dr Pepper Inc 4.6% 5/15/2030	1,330,000	1,324,195
PepsiCo Inc 2.75% 3/19/2030 (b)	1,250,000	1,179,683
PepsiCo Inc 3% 10/15/2027 (b)	2,470,000	2,438,468
PepsiCo Inc 3.6% 2/18/2028	230,000	227,909
PepsiCo Inc 4.1% 1/15/2029 (b)	600,000	598,713
PepsiCo Inc 4.3% 7/23/2030 (b)	200,000	200,223
PepsiCo Inc 4.6% 2/7/2030 (b)	500,000	505,292
		13,072,459
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp 3.5% 4/3/2030	310,000	295,469
Dollar Tree Inc 4.2% 5/15/2028 (b)	940,000	934,360
Kroger Co/The 1.7% 1/15/2031	450,000	395,224
Kroger Co/The 2.2% 5/1/2030	350,000	319,726
Sysco Corp 3.25% 7/15/2027	340,000	336,093
Sysco Corp 5.1% 9/23/2030	150,000	151,889
Sysco Corp 5.95% 4/1/2030	820,000	851,950
Target Corp 3.375% 4/15/2029 (b)	660,000	644,299
Target Corp 4.35% 6/15/2028	600,000	601,520
Walmart Inc 1.5% 9/22/2028 (b)	1,350,000	1,274,462
Walmart Inc 3.9% 4/15/2028	300,000	299,336
Walmart Inc 3.95% 9/9/2027	800,000	799,679
Walmart Inc 4% 4/30/2029	2,500,000	2,490,377
		9,394,384
Food Products - 0.3%
Archer-Daniels-Midland Co 3.25% 3/27/2030	300,000	286,888
Bunge Ltd Finance Corp 4.2% 9/17/2029 (b)	250,000	247,343
Bunge Ltd Finance Corp 4.55% 8/4/2030	1,150,000	1,144,175
Campbell's Company/The 2.375% 4/24/2030	390,000	352,365
Campbell's Company/The 4.15% 3/15/2028 (b)	550,000	544,410
Campbell's Company/The 4.55% 3/21/2031	200,000	193,864
Conagra Brands Inc 1.375% 11/1/2027	270,000	258,020
Conagra Brands Inc 4.85% 11/1/2028 (b)	1,000,000	1,001,810
Conagra Brands Inc 5% 8/1/2030 (b)	200,000	199,777
General Mills Inc 4.2% 4/17/2028	940,000	936,358
General Mills Inc 4.875% 1/30/2030	620,000	624,248
JM Smucker Co 3.375% 12/15/2027	360,000	354,590
Kellanova 3.4% 11/15/2027	450,000	445,191
Kellanova 4.3% 5/15/2028	700,000	699,791
Kraft Heinz Foods Co 3.75% 4/1/2030 (b)	500,000	484,418
Kraft Heinz Foods Co 3.875% 5/15/2027	800,000	797,306
McCormick & Co Inc/MD 3.4% 8/15/2027	390,000	385,279
Mondelez International Inc 2.625% 3/17/2027	500,000	494,129
Mondelez International Inc 4.5% 5/6/2030	1,000,000	997,228
Tyson Foods Inc 3.55% 6/2/2027	550,000	546,263
Tyson Foods Inc 5.4% 3/15/2029	360,000	368,185
		11,361,638
Household Products - 0.1%
Kimberly-Clark Corp 1.05% 9/15/2027	450,000	433,392
Kimberly-Clark Corp 3.1% 3/26/2030	300,000	285,916
Kimberly-Clark Corp 3.95% 11/1/2028	280,000	277,991
Procter & Gamble Co/The 1.2% 10/29/2030 (b)	1,000,000	876,102
Procter & Gamble Co/The 1.95% 4/23/2031	150,000	134,528
Procter & Gamble Co/The 2.85% 8/11/2027	1,080,000	1,065,341
Procter & Gamble Co/The 3.95% 1/26/2028	1,020,000	1,018,903
		4,092,173
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 2.6% 4/15/2030 (b)	610,000	569,039
Estee Lauder Cos Inc/The 4.375% 5/15/2028	250,000	249,834
Kenvue Inc 5% 3/22/2030	500,000	508,236
Kenvue Inc 5.05% 3/22/2028 (b)	590,000	597,169
		1,924,278
Tobacco - 0.2%
Altria Group Inc 4.5% 8/6/2030 (b)	350,000	348,315
Altria Group Inc 4.8% 2/14/2029	780,000	785,058
Philip Morris International Inc 3.125% 8/17/2027	220,000	217,263
Philip Morris International Inc 3.375% 8/15/2029	440,000	425,875
Philip Morris International Inc 3.875% 10/27/2028	160,000	158,403
Philip Morris International Inc 4% 10/29/2030	1,450,000	1,419,471
Philip Morris International Inc 4.125% 4/27/2029	400,000	396,338
Philip Morris International Inc 4.625% 11/1/2029 (b)	1,720,000	1,728,795
Philip Morris International Inc 4.875% 2/15/2028 (b)	500,000	504,376
Philip Morris International Inc 5.125% 11/17/2027	1,970,000	1,992,866
		7,976,760
TOTAL CONSUMER STAPLES		47,821,692
Energy - 1.2%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.486% 5/1/2030	450,000	449,281
Halliburton Co 2.92% 3/1/2030	550,000	517,800
NOV Inc 3.6% 12/1/2029	220,000	212,937
		1,180,018
Oil, Gas & Consumable Fuels - 1.2%
Boardwalk Pipelines LP 4.45% 7/15/2027	540,000	539,234
BP Capital Markets PLC 3.723% 11/28/2028	1,380,000	1,358,736
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	340,000	341,420
Cheniere Energy Inc 4.625% 10/15/2028 (b)	970,000	969,506
Chevron Corp 1.995% 5/11/2027	830,000	815,499
Chevron USA Inc 4.05% 8/13/2028	370,000	368,757
Chevron USA Inc 4.3% 10/15/2030 (b)	410,000	409,549
Chevron USA Inc 4.687% 4/15/2030	910,000	918,904
ConocoPhillips Co 4.7% 1/15/2030	840,000	845,982
DCP Midstream Operating LP 5.625% 7/15/2027	330,000	333,432
Diamondback Energy Inc 3.5% 12/1/2029 (b)	850,000	824,367
Diamondback Energy Inc 5.15% 1/30/2030	400,000	408,138
Diamondback Energy Inc 5.2% 4/18/2027 (b)	500,000	503,996
Energy Transfer LP 4.15% 9/15/2029	1,100,000	1,085,094
Energy Transfer LP 4.55% 1/15/2031	400,000	396,324
Energy Transfer LP 4.95% 6/15/2028 (b)	760,000	766,088
Energy Transfer LP 5.2% 4/1/2030 (b)	940,000	958,106
Energy Transfer LP 5.25% 7/1/2029	480,000	489,012
Energy Transfer LP 5.5% 6/1/2027	100,000	100,874
Energy Transfer LP 6.1% 12/1/2028	1,460,000	1,512,427
Enterprise Products Operating LLC 4.15% 10/16/2028	240,000	239,386
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)(c)	250,000	249,660
Enterprise Products Operating LLC 5.375% 2/15/2078 (b)(c)	640,000	638,722
EOG Resources Inc 4.4% 1/15/2031	1,000,000	989,479
EQT Corp 3.9% 10/1/2027	97,000	96,383
EQT Corp 4.75% 1/15/2031	500,000	497,125
EQT Corp 5.7% 4/1/2028	380,000	387,829
EQT Corp 7% 2/1/2030 (f)	720,000	768,533
Expand Energy Corp 5.375% 3/15/2030	630,000	635,593
Exxon Mobil Corp 2.61% 10/15/2030 (b)	1,500,000	1,398,091
Hess Corp 4.3% 4/1/2027	350,000	350,291
Kinder Morgan Inc 4.3% 3/1/2028 (b)	410,000	409,877
Kinder Morgan Inc 5.1% 8/1/2029	280,000	284,467
Kinder Morgan Inc 5.15% 6/1/2030 (b)	1,020,000	1,041,664
Marathon Petroleum Corp 5.15% 3/1/2030	590,000	600,258
MPLX LP 4% 3/15/2028	1,070,000	1,061,938
MPLX LP 4.25% 12/1/2027 (b)	580,000	578,677
MPLX LP 4.8% 2/15/2031	710,000	709,556
Occidental Petroleum Corp 6.625% 9/1/2030 (b)	1,209,000	1,289,339
ONEOK Inc 4.25% 9/24/2027	692,000	690,482
ONEOK Inc 4.4% 10/15/2029	1,740,000	1,728,259
ONEOK Inc 4.55% 7/15/2028	590,000	590,098
ONEOK Inc 5.375% 6/1/2029	170,000	172,949
Phillips 66 3.9% 3/15/2028	990,000	981,399
Phillips 66 Co 5.25% 6/15/2031	2,000,000	2,042,668
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	430,000	427,686
Sabine Pass Liquefaction LLC 4.2% 3/15/2028	400,000	398,478
Sabine Pass Liquefaction LLC 4.5% 5/15/2030 (b)	700,000	695,572
Sabine Pass Liquefaction LLC 5% 3/15/2027 (b)	790,000	791,287
Shell Finance US Inc 2.375% 11/7/2029	1,150,000	1,077,788
Shell Finance US Inc 3.875% 11/13/2028 (e)	710,000	704,734
Shell Finance US Inc 4.125% 11/6/2030	440,000	433,314
Targa Resources Corp 4.35% 1/15/2029	180,000	179,291
Targa Resources Corp 4.35% 4/15/2031	300,000	293,873
Targa Resources Corp 4.9% 9/15/2030	280,000	281,859
Targa Resources Corp 6.15% 3/1/2029	650,000	676,296
Tennessee Gas Pipeline Co LLC 7% 3/15/2027	540,000	551,140
Valero Energy Corp 4% 4/1/2029	480,000	472,917
Valero Energy Partners LP 4.5% 3/15/2028	230,000	230,021
Western Gas Partners LP 4.5% 3/1/2028	410,000	409,505
Western Gas Partners LP 4.75% 8/15/2028	240,000	240,246
Western Gas Partners LP 6.35% 1/15/2029	560,000	581,910
Williams Cos Inc/The 2.6% 3/15/2031	650,000	589,489
Williams Cos Inc/The 3.5% 11/15/2030 (b)	500,000	475,841
Williams Cos Inc/The 3.75% 6/15/2027	1,990,000	1,980,142
Williams Cos Inc/The 4.625% 6/30/2030 (b)	400,000	399,662
Williams Cos Inc/The 4.9% 3/15/2029	200,000	201,900
		44,471,119
TOTAL ENERGY		45,651,137
Financials - 8.0%
Banks - 3.4%
Bank of America Corp 1.734% 7/22/2027 (c)	3,260,000	3,247,864
Bank of America Corp 3.194% 7/23/2030 (c)	2,980,000	2,855,261
Bank of America Corp 3.419% 12/20/2028 (c)	1,540,000	1,516,005
Bank of America Corp 3.593% 7/21/2028 (b)(c)	1,120,000	1,110,307
Bank of America Corp 3.974% 2/7/2030 (c)	500,000	491,996
Bank of America Corp 4.376% 4/27/2028 (c)	1,900,000	1,899,372
Bank of America Corp 4.456% 2/6/2032 (c)	900,000	886,281
Bank of America Corp 4.623% 5/9/2029 (c)	4,730,000	4,741,211
Bank of America Corp 4.695% 4/23/2032 (b)(c)	2,300,000	2,286,085
Bank of America Corp 4.948% 7/22/2028 (c)	1,200,000	1,207,616
Bank of America Corp 5.162% 1/24/2031 (b)(c)	4,750,000	4,830,198
Bank of America Corp 5.202% 4/25/2029 (c)	750,000	759,406
Bank of America Corp 5.511% 1/24/2036 (c)	350,000	358,557
Bank of America Corp 5.819% 9/15/2029 (c)	2,000,000	2,053,772
Bank of America Corp 6.204% 11/10/2028 (c)	800,000	819,819
Citibank NA 5.803% 9/29/2028 (b)	760,000	785,677
Citigroup Inc 1.462% 6/9/2027 (c)	2,200,000	2,198,618
Citigroup Inc 2.976% 11/5/2030 (b)(c)	4,360,000	4,125,681
Citigroup Inc 3.52% 10/27/2028 (c)	1,650,000	1,630,367
Citigroup Inc 3.668% 7/24/2028 (c)	590,000	585,249
Citigroup Inc 3.887% 1/10/2028 (c)	1,130,000	1,126,532
Citigroup Inc 4.075% 4/23/2029 (b)(c)	650,000	645,233
Citigroup Inc 4.125% 7/25/2028	480,000	475,705
Citigroup Inc 4.45% 9/29/2027	350,000	349,995
Citigroup Inc 4.503% 9/11/2031 (c)	1,450,000	1,434,584
Citigroup Inc 4.542% 9/19/2030 (c)	290,000	288,829
Citigroup Inc 4.643% 5/7/2028 (b)(c)	2,600,000	2,605,950
Citigroup Inc 5.592% 11/19/2034 (c)	700,000	711,235
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (c)	540,000	540,388
Citizens Financial Group Inc 5.253% 3/5/2031 (c)	640,000	647,479
Citizens Financial Group Inc 5.299% 1/29/2036 (c)	100,000	99,062
Citizens Financial Group Inc 5.841% 1/23/2030 (c)	370,000	379,883
Fifth Third Bancorp 1.707% 11/1/2027 (c)	250,000	247,162
Fifth Third Bancorp 3.95% 3/14/2028	930,000	922,873
Fifth Third Bancorp 4.566% 4/29/2032 (c)	800,000	786,753
Fifth Third Bancorp 4.895% 9/6/2030 (c)	500,000	502,065
Fifth Third Bancorp 6.361% 10/27/2028 (c)	500,000	512,452
Fifth Third Financial Corp 5.982% 1/30/2030 (c)	530,000	546,175
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	1,590,000	1,588,614
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (c)	120,000	118,349
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)(c)	620,000	629,161
Huntington National Bank/The 4.552% 5/17/2028 (c)	590,000	590,505
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	690,000	684,018
JPMorgan Chase & Co 2.739% 10/15/2030 (c)	3,700,000	3,482,582
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	1,080,000	1,010,338
JPMorgan Chase & Co 3.54% 5/1/2028 (b)(c)	510,000	506,169
JPMorgan Chase & Co 3.625% 12/1/2027	450,000	445,294
JPMorgan Chase & Co 3.702% 5/6/2030 (c)	260,000	253,685
JPMorgan Chase & Co 4.005% 4/23/2029 (c)	1,960,000	1,942,515
JPMorgan Chase & Co 4.255% 10/22/2031 (c)	1,000,000	980,804
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	3,000,000	2,998,457
JPMorgan Chase & Co 4.347% 1/22/2032 (c)	1,500,000	1,474,367
JPMorgan Chase & Co 4.622% 4/23/2032 (b)(c)	3,800,000	3,768,767
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	3,700,000	3,718,358
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	560,000	565,367
JPMorgan Chase & Co 5.012% 1/23/2030 (c)	4,970,000	5,017,729
JPMorgan Chase & Co 5.103% 4/22/2031 (b)(c)	1,880,000	1,911,245
JPMorgan Chase & Co 5.14% 1/24/2031 (c)	700,000	710,961
KeyCorp 2.25% 4/6/2027	50,000	49,190
KeyCorp 5.121% 4/4/2031 (c)	350,000	353,214
M&T Bank Corp 5.179% 7/8/2031 (b)(c)	250,000	252,539
M&T Bank Corp 6.082% 3/13/2032 (b)(c)	400,000	417,929
M&T Bank Corp 7.413% 10/30/2029 (c)	180,000	191,177
Manufacturers & Traders Trust Co 4.7% 1/27/2028 (b)	1,220,000	1,224,758
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	1,500,000	1,495,614
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	500,000	492,397
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (c)	1,500,000	1,496,043
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (c)	2,000,000	2,001,256
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (b)(c)	850,000	856,749
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)(c)	630,000	641,736
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	1,000,000	1,005,797
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	160,000	162,241
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	450,000	461,316
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)(c)	1,650,000	1,688,084
Regions Financial Corp 5.722% 6/6/2030 (b)(c)	380,000	389,989
Santander Holdings USA Inc 2.49% 1/6/2028 (b)(c)	500,000	494,005
Santander Holdings USA Inc 5.353% 9/6/2030 (c)	290,000	293,050
Santander Holdings USA Inc 5.741% 3/20/2031 (b)(c)	1,410,000	1,445,365
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	420,000	432,863
Santander Holdings USA Inc 6.565% 6/12/2029 (b)(c)	550,000	569,489
Synchrony Bank 5.625% 8/23/2027 (b)	500,000	505,330
Truist Financial Corp 4.597% 1/27/2032 (c)	500,000	494,279
Truist Financial Corp 5.071% 5/20/2031 (c)	300,000	303,525
Truist Financial Corp 6.047% 6/8/2027 (c)	2,000,000	2,000,751
Truist Financial Corp 7.161% 10/30/2029 (b)(c)	1,100,000	1,163,596
US Bancorp 4.481% 1/26/2032 (c)	440,000	434,150
US Bancorp 4.653% 2/1/2029 (c)	1,720,000	1,725,226
US Bancorp 5.046% 2/12/2031 (c)	300,000	303,908
US Bancorp 5.1% 7/23/2030 (b)(c)	1,530,000	1,552,948
US Bancorp 5.775% 6/12/2029 (c)	1,260,000	1,290,883
Wells Fargo & Co 2.393% 6/2/2028 (b)(c)	2,160,000	2,118,244
Wells Fargo & Co 2.879% 10/30/2030 (c)	3,000,000	2,831,944
Wells Fargo & Co 3.196% 6/17/2027 (c)	2,580,000	2,578,595
Wells Fargo & Co 3.526% 3/24/2028 (c)	500,000	496,542
Wells Fargo & Co 3.584% 5/22/2028 (c)	600,000	595,371
Wells Fargo & Co 4.078% 9/15/2029 (c)	1,200,000	1,186,638
Wells Fargo & Co 4.182% 1/23/2030 (c)	780,000	772,037
Wells Fargo & Co 4.844% 5/20/2032 (c)	1,400,000	1,398,840
Wells Fargo & Co 5.15% 4/23/2031 (b)(c)	320,000	324,755
Wells Fargo & Co 5.198% 1/23/2030 (c)	970,000	984,521
Wells Fargo & Co 5.244% 1/24/2031 (c)	600,000	610,228
Wells Fargo & Co 5.574% 7/25/2029 (c)	2,600,000	2,651,165
Wells Fargo & Co 5.707% 4/22/2028 (c)	7,040,000	7,120,233
		133,467,492
Capital Markets - 2.3%
Apollo Debt Solutions BDC 6.9% 4/13/2029 (b)	420,000	431,665
Ares Capital Corp 2.15% 7/15/2026	100,000	99,699
Ares Capital Corp 2.875% 6/15/2028	750,000	717,350
Ares Capital Corp 5.25% 4/12/2031	500,000	488,713
Ares Capital Corp 5.5% 9/1/2030	20,000	19,793
Ares Capital Corp 5.55% 1/15/2030	500,000	497,931
Ares Capital Corp 5.875% 3/1/2029	580,000	586,204
Ares Capital Corp 5.95% 7/15/2029	300,000	303,407
Ares Strategic Income Fund 4.85% 1/15/2029 (e)	370,000	360,296
Ares Strategic Income Fund 5.55% 4/15/2031 (e)	250,000	243,509
Ares Strategic Income Fund 5.6% 2/15/2030	850,000	837,336
Ares Strategic Income Fund 5.7% 3/15/2028	820,000	820,628
Bank of New York Mellon 4.729% 4/20/2029 (c)	2,750,000	2,770,195
Bank of New York Mellon Corp/The 4.54% 4/23/2032 (c)	50,000	49,665
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (c)	1,000,000	1,003,332
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)(c)	1,200,000	1,213,709
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (c)	300,000	303,701
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (c)	210,000	218,669
BlackRock Funding Inc 4.6% 7/26/2027 (b)	1,050,000	1,056,797
Blackrock Inc 1.9% 1/28/2031	1,000,000	893,031
Blackstone Private Credit Fund 3.25% 3/15/2027	360,000	354,884
Blackstone Private Credit Fund 5.05% 9/10/2030	320,000	307,396
Blackstone Private Credit Fund 5.25% 4/1/2030	90,000	87,414
Blackstone Private Credit Fund 5.35% 3/12/2031	600,000	578,867
Blackstone Private Credit Fund 5.95% 7/16/2029	950,000	950,934
Blackstone Private Credit Fund 7.3% 11/27/2028	230,000	238,378
Blackstone Secured Lending Fund 5.3% 6/30/2030 (b)	500,000	487,477
Blackstone Secured Lending Fund 5.35% 4/13/2028	1,000,000	998,810
Blue Owl Capital Corp 2.875% 6/11/2028	130,000	122,702
Blue Owl Capital Corp 5.95% 3/15/2029	1,000,000	1,000,374
Charles Schwab Corp/The 2.45% 3/3/2027 (b)	1,020,000	1,007,544
Charles Schwab Corp/The 3.25% 5/22/2029 (b)	640,000	621,021
Charles Schwab Corp/The 4.343% 11/14/2031 (b)(c)	300,000	295,542
Charles Schwab Corp/The 4.625% 3/22/2030 (b)	600,000	605,286
Charles Schwab Corp/The 4.744% 5/21/2030 (c)	2,000,000	2,010,526
Charles Schwab Corp/The 5.643% 5/19/2029 (c)	490,000	501,166
Charles Schwab Corp/The 6.196% 11/17/2029 (b)(c)	460,000	478,229
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	3,320,000	3,289,274
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (c)	1,000,000	900,634
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	5,190,000	5,157,104
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	500,000	496,530
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (c)	1,020,000	1,005,446
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	1,500,000	1,489,592
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (c)	1,000,000	987,998
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	750,000	744,563
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (c)	1,600,000	1,568,246
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)(c)	1,640,000	1,640,082
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)(c)	1,500,000	1,476,848
Goldman Sachs Group Inc/The 4.594% 4/20/2030 (c)	3,000,000	2,989,901
Goldman Sachs Group Inc/The 4.972% 6/3/2032 (c)	500,000	501,178
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (c)	1,390,000	1,402,913
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (c)	600,000	607,952
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (c)	1,500,000	1,541,189
Golub Capital BDC Inc 6% 7/15/2029 (b)	470,000	471,387
HPS Corporate Lending Fund 5.45% 1/14/2028	500,000	498,621
HPS Corporate Lending Fund 5.45% 11/15/2030	450,000	436,257
HPS Corporate Lending Fund 5.65% 4/2/2031 (e)	300,000	292,670
HPS Corporate Lending Fund 6.25% 9/30/2029	100,000	100,874
HPS Corporate Lending Fund 6.75% 1/30/2029	200,000	203,800
Intercontinental Exchange Inc 3.1% 9/15/2027	1,060,000	1,043,965
Intercontinental Exchange Inc 3.625% 9/1/2028 (b)	1,330,000	1,308,751
Intercontinental Exchange Inc 3.95% 12/1/2028 (b)	500,000	494,775
Intercontinental Exchange Inc 4.35% 6/15/2029	910,000	905,968
Jefferies Financial Group Inc 4.15% 1/23/2030	600,000	581,911
Jefferies Financial Group Inc 5.125% 4/28/2031	300,000	296,545
Jefferies Financial Group Inc 5.875% 7/21/2028	290,000	296,810
Lazard Group LLC 4.5% 9/19/2028	460,000	458,281
LPL Holdings Inc 5.15% 6/15/2030	250,000	251,472
LPL Holdings Inc 6.75% 11/17/2028	590,000	616,520
Moody's Corp 4.25% 2/1/2029	250,000	249,084
Morgan Stanley 1.512% 7/20/2027 (c)	4,650,000	4,631,684
Morgan Stanley 3.591% 7/22/2028 (c)	1,350,000	1,336,472
Morgan Stanley 4.238% 1/9/2030 (c)	900,000	890,105
Morgan Stanley 4.356% 10/22/2031 (c)	2,000,000	1,962,717
Morgan Stanley 4.431% 1/23/2030 (c)	460,000	457,406
Morgan Stanley 4.493% 1/16/2032 (c)	900,000	885,601
Morgan Stanley 4.654% 10/18/2030 (c)	800,000	797,179
Morgan Stanley 4.708% 3/12/2032 (c)	1,000,000	990,851
Morgan Stanley 4.809% 4/16/2032 (c)	2,990,000	2,977,289
Morgan Stanley 4.994% 4/12/2029 (c)	3,300,000	3,324,873
Morgan Stanley 5.042% 7/19/2030 (c)	1,470,000	1,483,456
Morgan Stanley 5.123% 2/1/2029 (c)	1,500,000	1,513,313
Morgan Stanley 5.164% 4/20/2029 (c)	820,000	828,445
Morgan Stanley 5.192% 4/17/2031 (c)	200,000	202,956
Morgan Stanley 5.23% 1/15/2031 (b)(c)	3,000,000	3,044,906
Morgan Stanley 5.656% 4/18/2030 (c)	1,600,000	1,640,480
Nasdaq Inc 5.35% 6/28/2028	300,000	305,154
Northern Trust Corp 3.375% 5/8/2032 (c)	250,000	246,827
S&P Global Inc 2.45% 3/1/2027	650,000	642,192
S&P Global Inc 2.7% 3/1/2029	870,000	836,433
S&P Global Inc 4.25% 1/15/2031 (e)	690,000	679,270
S&P Global Inc 4.75% 8/1/2028	240,000	241,921
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	150,000	148,873
Sixth Street Specialty Lending Inc 6.125% 3/1/2029 (b)	160,000	162,321
Sixth Street Specialty Lending Inc 6.95% 8/14/2028	120,000	123,728
State Street Corp 1.684% 11/18/2027 (c)	450,000	444,607
State Street Corp 2.4% 1/24/2030 (b)	2,200,000	2,059,475
State Street Corp 4.558% 4/23/2032 (c)	800,000	793,700
State Street Corp 4.729% 2/28/2030	300,000	302,554
State Street Corp 5.684% 11/21/2029 (c)	220,000	226,581
State Street Corp U.S. SOFR Index + 0.95%, 4.5547% 4/24/2028 (c)(d)	600,000	602,534
		92,653,224
Consumer Finance - 1.1%
Ally Financial Inc 2.2% 11/2/2028 (b)	870,000	821,860
Ally Financial Inc 5.737% 5/15/2029 (c)	480,000	487,549
Ally Financial Inc 6.848% 1/3/2030 (c)	220,000	229,244
Ally Financial Inc 6.992% 6/13/2029 (c)	270,000	280,590
American Express Co 3.3% 5/3/2027	540,000	536,201
American Express Co 4.351% 7/20/2029 (c)	400,000	398,766
American Express Co 4.456% 2/10/2032 (c)	1,000,000	987,916
American Express Co 5.016% 4/25/2031 (b)(c)	950,000	962,146
American Express Co 5.085% 1/30/2031 (c)	200,000	203,061
American Express Co 5.282% 7/27/2029 (c)	240,000	243,798
American Express Co 5.532% 4/25/2030 (c)	520,000	533,406
American Express Co 5.85% 11/5/2027 (b)	3,980,000	4,067,865
Capital One Financial Corp 3.8% 1/31/2028	130,000	128,632
Capital One Financial Corp 4.1% 2/9/2027	1,340,000	1,339,157
Capital One Financial Corp 4.493% 9/11/2031 (b)(c)	400,000	393,224
Capital One Financial Corp 4.927% 5/10/2028 (b)(c)	1,660,000	1,666,886
Capital One Financial Corp 5.247% 7/26/2030 (c)	760,000	771,119
Capital One Financial Corp 5.468% 2/1/2029 (c)	2,030,000	2,059,397
Capital One Financial Corp 6.312% 6/8/2029 (c)	3,200,000	3,301,679
Ford Motor Credit Co LLC 4.95% 5/28/2027	600,000	601,315
Ford Motor Credit Co LLC 4.97% 4/6/2029	600,000	596,168
Ford Motor Credit Co LLC 5.113% 5/3/2029	610,000	608,166
Ford Motor Credit Co LLC 5.303% 9/6/2029	350,000	350,469
Ford Motor Credit Co LLC 5.42% 4/9/2031	750,000	747,637
Ford Motor Credit Co LLC 5.73% 9/5/2030 (b)	400,000	404,580
Ford Motor Credit Co LLC 5.8% 3/8/2029	500,000	507,391
Ford Motor Credit Co LLC 5.875% 11/7/2029 (b)	610,000	619,511
Ford Motor Credit Co LLC 6.798% 11/7/2028	3,770,000	3,907,997
Ford Motor Credit Co LLC 6.8% 5/12/2028	1,005,000	1,036,139
John Deere Capital Corp 1.5% 3/6/2028	1,380,000	1,318,194
John Deere Capital Corp 2.8% 9/8/2027	1,000,000	984,656
John Deere Capital Corp 4.125% 1/18/2029	400,000	398,684
John Deere Capital Corp 4.375% 10/15/2030	2,200,000	2,191,366
John Deere Capital Corp 4.375% 4/15/2031	300,000	297,705
John Deere Capital Corp 4.55% 6/5/2030	810,000	813,406
John Deere Capital Corp 4.75% 1/20/2028 (b)	1,400,000	1,413,768
John Deere Capital Corp 4.9% 3/3/2028	300,000	303,391
John Deere Capital Corp 4.95% 7/14/2028 (b)	600,000	609,836
Synchrony Financial 4.947% 2/25/2032 (c)	350,000	341,883
Synchrony Financial 5.45% 3/6/2031 (c)	290,000	290,560
Synchrony Financial 5.935% 8/2/2030 (c)	340,000	346,692
Toyota Motor Credit Corp 4.05% 3/13/2029	860,000	853,034
Toyota Motor Credit Corp 4.05% 9/5/2028	270,000	268,835
Toyota Motor Credit Corp 4.2% 1/10/2031 (b)	1,000,000	986,083
Toyota Motor Credit Corp 4.55% 5/14/2031	700,000	697,781
Toyota Motor Credit Corp 4.55% 8/9/2029	925,000	928,279
Toyota Motor Credit Corp 4.65% 1/5/2029	230,000	231,749
		42,067,771
Financial Services - 0.8%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	220,000	217,088
Apollo Global Management Inc 4.6% 1/15/2031	250,000	247,411
Blackstone Reg Finance Co LLC 4.3% 11/3/2030	280,000	275,597
Blue Owl Credit Income Corp 5.8% 3/15/2030	470,000	457,594
Blue Owl Credit Income Corp 6.6% 9/15/2029	300,000	302,178
Blue Owl Credit Income Corp 7.75% 1/15/2029	700,000	723,587
BP Capital Markets America Inc 4.699% 4/10/2029	1,400,000	1,410,556
BP Capital Markets America Inc 5.017% 11/17/2027	1,620,000	1,638,213
CNH Industrial Capital LLC 4.375% 3/7/2031	320,000	313,699
CNH Industrial Capital LLC 4.75% 3/21/2028	110,000	110,389
CNH Industrial Capital LLC 5.1% 4/20/2029	230,000	232,836
CNH Industrial Capital LLC 5.5% 1/12/2029	660,000	673,791
Corebridge Financial Inc 3.65% 4/5/2027 (b)	540,000	537,263
Corebridge Financial Inc 3.85% 4/5/2029	400,000	390,961
Corebridge Financial Inc 6.875% 12/15/2052 (b)(c)	540,000	547,897
CRH SMW Finance DAC 5.125% 1/9/2030	700,000	711,060
Enact Holdings Inc 6.25% 5/28/2029	300,000	309,808
Equitable Holdings Inc 4.35% 4/20/2028	199,000	198,185
Essent Group Ltd 6.25% 7/1/2029	300,000	309,732
Fidelity National Information Services Inc 1.65% 3/1/2028 (b)	500,000	475,097
Fidelity National Information Services Inc 4.55% 3/10/2029 (b)	1,500,000	1,491,775
Fidelity National Information Services Inc 4.8% 3/10/2031 (b)	1,240,000	1,230,798
Fiserv Inc 3.5% 7/1/2029	950,000	913,906
Fiserv Inc 4.55% 2/15/2031	1,470,000	1,440,435
Fiserv Inc 5.15% 3/15/2027	840,000	844,439
Fiserv Inc 5.375% 8/21/2028	890,000	901,331
Global Payments Inc 2.9% 5/15/2030	350,000	321,364
Global Payments Inc 3.2% 8/15/2029	530,000	501,494
Global Payments Inc 4.5% 11/15/2028	1,000,000	991,857
Global Payments Inc 4.875% 11/15/2030	460,000	452,714
Global Payments Inc 4.95% 8/15/2027	160,000	160,504
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (b)	400,000	401,896
Goldman Sachs Private Credit Corp 6.25% 5/6/2030	100,000	101,441
Jackson Financial Inc 5.17% 6/8/2027 (b)	180,000	180,908
Mastercard Inc 2.95% 6/1/2029 (b)	680,000	655,705
Mastercard Inc 3.3% 3/26/2027	800,000	796,134
Mastercard Inc 3.35% 3/26/2030	450,000	434,121
National Rural Utilities Cooperative Finance Corp 3.7% 3/15/2029	550,000	539,450
National Rural Utilities Cooperative Finance Corp 3.9% 11/1/2028	240,000	236,824
National Rural Utilities Cooperative Finance Corp 4.15% 8/25/2028	2,000,000	1,988,513
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	690,000	696,713
NMI Holdings Inc 6% 8/15/2029	300,000	306,648
PayPal Holdings Inc 2.3% 6/1/2030	400,000	365,767
PayPal Holdings Inc 2.85% 10/1/2029	620,000	585,954
PayPal Holdings Inc 3.9% 6/1/2027	170,000	169,566
Radian Group Inc 6.2% 5/15/2029	300,000	310,365
Rexford Industrial Realty LP 2.125% 12/1/2030	270,000	239,223
Rexford Industrial Realty LP 5% 6/15/2028	110,000	110,880
Sixth Street Lending Partners 5.75% 1/15/2030 (b)	300,000	298,176
Sixth Street Lending Partners 6.125% 7/15/2030	300,000	301,945
Sixth Street Lending Partners 6.5% 3/11/2029	270,000	275,411
Visa Inc 0.75% 8/15/2027	600,000	577,954
Visa Inc 2.05% 4/15/2030	1,000,000	920,687
Visa Inc 2.75% 9/15/2027	340,000	334,693
Visa Inc 4.1% 2/12/2031	100,000	99,410
Voya Financial Inc 4.7% 1/23/2048 (c)	130,000	126,677
		30,388,620
Insurance - 0.4%
AFLAC Inc 3.6% 4/1/2030	900,000	871,221
Allstate Corp/The 5.05% 6/24/2029	350,000	355,326
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 6.8507% 8/15/2053 (c)(d)	320,000	320,461
American International Group Inc 4.85% 5/7/2030	650,000	655,799
Aon North America Inc 5.15% 3/1/2029 (b)	1,000,000	1,015,954
Aon North America Inc 5.3% 3/1/2031	900,000	919,298
Arthur J Gallagher & Co 4.85% 12/15/2029 (b)	456,000	459,822
Assurant Inc 4.9% 3/27/2028	110,000	110,314
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	200,000	206,390
Athene Holding Ltd 3.5% 1/15/2031 (b)	250,000	234,649
Athene Holding Ltd 4.125% 1/12/2028	320,000	317,333
Athene Holding Ltd 6.15% 4/3/2030 (b)	300,000	311,530
Berkshire Hathaway Fin Corp 1.45% 10/15/2030 (b)	460,000	409,011
Berkshire Hathaway Fin Corp 1.85% 3/12/2030	170,000	155,970
Brighthouse Financial Inc 3.7% 6/22/2027 (b)	300,000	295,618
Brighthouse Financial Inc 5.625% 5/15/2030 (b)	300,000	302,912
Brown & Brown Inc 2.375% 3/15/2031	600,000	532,424
Brown & Brown Inc 4.7% 6/23/2028	700,000	701,387
Brown & Brown Inc 4.9% 6/23/2030	220,000	219,942
CNA Financial Corp 2.05% 8/15/2030	500,000	447,464
CNA Financial Corp 3.45% 8/15/2027	400,000	395,253
First American Financial Corp 4% 5/15/2030	200,000	192,446
Globe Life Inc 4.55% 9/15/2028	180,000	180,001
Lincoln National Corp 2.33% 8/15/2030 (b)	500,000	451,449
Lincoln National Corp 3.05% 1/15/2030 (b)	390,000	365,713
Markel Group Inc 3.5% 11/1/2027	410,000	404,543
Marsh & McLennan Cos Inc 2.25% 11/15/2030 (b)	800,000	724,776
Marsh & McLennan Cos Inc 4.375% 3/15/2029	560,000	559,559
Marsh & McLennan Cos Inc 4.65% 3/15/2030	500,000	500,853
MetLife Inc 4.55% 3/23/2030 (b)	650,000	653,934
Principal Financial Group Inc 3.7% 5/15/2029 (b)	710,000	693,966
Progressive Corp/The 4.6% 3/26/2031	600,000	599,969
Prudential Financial Inc 2.1% 3/10/2030 (b)	500,000	460,355
Prudential Financial Inc 4.5% 9/15/2047 (b)(c)	600,000	588,905
Prudential Financial Inc 5.7% 9/15/2048 (b)(c)	500,000	500,827
Reinsurance Group of America Inc 3.15% 6/15/2030	500,000	469,189
Willis North America Inc 4.5% 9/15/2028	390,000	389,416
Willis North America Inc 4.55% 3/15/2031	400,000	394,695
Willis North America Inc 4.65% 6/15/2027	300,000	300,651
		17,669,325
TOTAL FINANCIALS		316,246,432
Health Care - 2.4%
Biotechnology - 0.4%
AbbVie Inc 3.2% 11/21/2029	1,840,000	1,766,932
AbbVie Inc 4.125% 3/15/2031	1,400,000	1,374,500
AbbVie Inc 4.8% 3/15/2029	2,030,000	2,052,955
Amgen Inc 2.2% 2/21/2027	2,250,000	2,218,238
Amgen Inc 3.2% 11/2/2027	1,460,000	1,438,934
Amgen Inc 4.05% 8/18/2029	450,000	444,730
Amgen Inc 4.2% 2/19/2031 (b)	500,000	491,368
Amgen Inc 5.15% 3/2/2028 (b)	1,720,000	1,741,473
Amgen Inc 5.25% 3/2/2030	1,230,000	1,257,181
Gilead Sciences Inc 1.65% 10/1/2030	50,000	44,395
Gilead Sciences Inc 2.95% 3/1/2027	110,000	109,251
Gilead Sciences Inc 4.6% 5/20/2031	800,000	800,346
Gilead Sciences Inc 4.8% 11/15/2029 (b)	800,000	809,836
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	450,000	398,791
		14,948,930
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 1.15% 1/30/2028	620,000	590,742
Abbott Laboratories 3.7% 3/9/2029	700,000	688,312
Abbott Laboratories 4% 3/15/2031 (b)	1,100,000	1,075,944
Augusta SpinCo Corp 4.398% 3/23/2029 (b)	500,000	497,279
Augusta SpinCo Corp 4.656% 3/23/2031	200,000	198,862
Baxter International Inc 1.915% 2/1/2027	670,000	658,549
Baxter International Inc 4.9% 12/15/2030	800,000	793,703
Becton Dickinson & Co 2.823% 5/20/2030	1,000,000	934,601
Becton Dickinson & Co 3.7% 6/6/2027	610,000	606,311
Boston Scientific Corp 2.65% 6/1/2030	600,000	558,279
GE HealthCare Technologies Inc 4.8% 1/15/2031 (b)	400,000	401,018
GE HealthCare Technologies Inc 4.8% 8/14/2029	270,000	271,790
GE HealthCare Technologies Inc 5.65% 11/15/2027 (b)	890,000	905,704
GE HealthCare Technologies Inc 5.857% 3/15/2030	440,000	456,873
Medtronic Global Holdings SCA 4.25% 3/30/2028	290,000	289,825
Solventum Corp 5.4% 3/1/2029 (b)	1,118,000	1,140,232
Stryker Corp 3.65% 3/7/2028	1,220,000	1,205,398
Stryker Corp 4.25% 9/11/2029	600,000	596,059
Stryker Corp 4.85% 2/10/2030	400,000	404,399
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	150,000	152,154
Zimmer Biomet Holdings Inc 5.35% 12/1/2028	220,000	224,528
		12,650,562
Health Care Providers & Services - 1.0%
Ascension Health 4.078% 11/15/2028 (b)	140,000	139,121
Ascension Health 4.294% 11/15/2030	682,000	672,784
Cardinal Health Inc 3.41% 6/15/2027	730,000	723,173
Cardinal Health Inc 4.5% 9/15/2030 (b)	370,000	367,018
Cardinal Health Inc 5.125% 2/15/2029	130,000	131,981
Cencora Inc 3.45% 12/15/2027	150,000	147,968
Cencora Inc 3.95% 2/13/2029 (b)	2,000,000	1,970,800
Cencora Inc 4.85% 12/15/2029	300,000	302,508
Cigna Group/The 2.4% 3/15/2030	380,000	351,508
Cigna Group/The 4.375% 10/15/2028	1,210,000	1,208,722
Cigna Group/The 4.5% 9/15/2030 (b)	1,830,000	1,823,603
Cigna Group/The 5% 5/15/2029	470,000	477,137
CommonSpirit Health 2.782% 10/1/2030	700,000	645,437
CommonSpirit Health 4.352% 9/1/2030	400,000	392,228
CVS Health Corp 1.3% 8/21/2027 (b)	2,020,000	1,946,309
CVS Health Corp 1.75% 8/21/2030	300,000	265,680
CVS Health Corp 3.25% 8/15/2029	970,000	930,969
CVS Health Corp 3.75% 4/1/2030 (b)	1,600,000	1,550,143
CVS Health Corp 4.3% 3/25/2028	2,060,000	2,053,528
CVS Health Corp 5% 1/30/2029	1,330,000	1,345,423
Elevance Health Inc 2.25% 5/15/2030 (b)	1,360,000	1,244,399
Elevance Health Inc 3.65% 12/1/2027	460,000	455,427
Elevance Health Inc 4% 9/15/2028	590,000	584,719
Elevance Health Inc 4.75% 2/15/2030 (b)	230,000	231,141
Elevance Health Inc 5.15% 6/15/2029	750,000	761,627
HCA Inc 3.5% 9/1/2030	1,010,000	959,696
HCA Inc 4.125% 6/15/2029	1,470,000	1,449,128
HCA Inc 4.3% 11/15/2030	800,000	784,123
HCA Inc 4.5% 2/15/2027	820,000	819,672
HCA Inc 4.7% 5/15/2031	1,000,000	990,798
HCA Inc 5.25% 3/1/2030 (b)	510,000	518,799
HCA Inc 5.875% 2/1/2029 (b)	750,000	769,928
Humana Inc 1.35% 2/3/2027	1,115,000	1,094,137
Humana Inc 3.125% 8/15/2029 (b)	380,000	363,914
Humana Inc 5.375% 4/15/2031	800,000	812,541
Icon Investments Six DAC 5.849% 5/8/2029	245,000	249,445
Laboratory Corp of America Holdings 3.6% 9/1/2027	800,000	793,044
McKesson Corp 4.65% 5/30/2030 (b)	300,000	300,918
PeaceHealth Obligated Group 4.335% 11/15/2028	50,000	49,689
Quest Diagnostics Inc 2.95% 6/30/2030 (b)	400,000	374,895
Quest Diagnostics Inc 4.6% 12/15/2027 (b)	970,000	974,823
Sabra Health Care LP 3.9% 10/15/2029	140,000	135,655
UnitedHealth Group Inc 2% 5/15/2030	1,150,000	1,044,912
UnitedHealth Group Inc 2.95% 10/15/2027	1,330,000	1,308,824
UnitedHealth Group Inc 3.875% 12/15/2028	300,000	296,497
UnitedHealth Group Inc 4.25% 1/15/2029	570,000	568,287
UnitedHealth Group Inc 4.4% 6/15/2028	500,000	500,814
UnitedHealth Group Inc 4.65% 1/15/2031 (b)	250,000	250,678
UnitedHealth Group Inc 4.9% 4/15/2031	1,100,000	1,113,943
UnitedHealth Group Inc 5.25% 2/15/2028	1,250,000	1,269,714
Universal Health Services Inc 2.65% 10/15/2030 (b)	400,000	361,527
Universal Health Services Inc 4.625% 10/15/2029	160,000	158,670
		39,038,424
Health Care Technology - 0.0%
IQVIA Inc 6.25% 2/1/2029	740,000	765,496
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 2.3% 3/12/2031	500,000	448,327
Agilent Technologies Inc 4.2% 9/9/2027	740,000	738,434
Thermo Fisher Scientific Inc 1.75% 10/15/2028	130,000	122,487
Thermo Fisher Scientific Inc 2.6% 10/1/2029	480,000	453,135
Thermo Fisher Scientific Inc 4.215% 2/12/2031	650,000	640,614
Thermo Fisher Scientific Inc 4.8% 11/21/2027 (b)	740,000	746,150
		3,149,147
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co 1.45% 11/13/2030 (b)	1,100,000	966,489
Eli Lilly & Co 4% 10/15/2028	800,000	798,381
Eli Lilly & Co 4.15% 5/20/2029	700,000	698,875
Eli Lilly & Co 4.2% 8/14/2029	860,000	858,756
Eli Lilly & Co 4.375% 5/20/2031	500,000	497,443
Eli Lilly & Co 4.75% 2/12/2030	700,000	710,273
GlaxoSmithKline Capital Inc 4.5% 4/15/2030 (b)	900,000	903,168
Haleon US Capital LLC 3.375% 3/24/2027 (b)	1,230,000	1,221,926
Johnson & Johnson 0.95% 9/1/2027 (b)	580,000	558,673
Johnson & Johnson 2.9% 1/15/2028 (b)	1,120,000	1,101,063
Johnson & Johnson 4.7% 3/1/2030	2,150,000	2,185,077
Merck & Co Inc 1.7% 6/10/2027 (b)	2,000,000	1,955,087
Merck & Co Inc 1.9% 12/10/2028	250,000	236,381
Merck & Co Inc 4.15% 3/15/2031	500,000	491,929
Merck & Co Inc 4.150% 9/15/2030 (b)	1,260,000	1,248,798
Merck & Co Inc 4.3% 5/22/2028	350,000	350,988
Merck & Co Inc 4.65% 5/22/2031	200,000	200,974
Novartis Capital Corp 3.1% 5/17/2027	120,000	119,043
Novartis Capital Corp 3.9% 11/5/2028	500,000	496,470
Novartis Capital Corp 4.1% 11/5/2030	760,000	747,856
Novartis Capital Corp 4.1% 3/16/2029	300,000	298,388
Novartis Capital Corp 4.4% 3/18/2031	1,100,000	1,094,511
Pfizer Inc 3.6% 9/15/2028 (b)	410,000	404,942
Pfizer Inc 4.2% 11/15/2030	20,000	19,816
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	2,300,000	2,306,601
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	2,050,000	2,061,157
Royalty Pharma PLC 4.450% 3/25/2031	800,000	788,044
Viatris Inc 2.3% 6/22/2027	390,000	380,545
Viatris Inc 2.7% 6/22/2030	400,000	365,812
Zoetis Inc 3% 9/12/2027 (b)	480,000	472,293
Zoetis Inc 3.9% 8/20/2028	1,050,000	1,037,341
		25,577,100
TOTAL HEALTH CARE		96,129,659
Industrials - 1.4%
Aerospace & Defense - 0.4%
Boeing Co 3.2% 3/1/2029 (b)	1,280,000	1,235,533
Boeing Co 3.25% 2/1/2028 (b)	800,000	784,752
Boeing Co 3.625% 2/1/2031	1,000,000	953,307
Boeing Co 5.15% 5/1/2030 (b)	1,640,000	1,666,059
GE Aerospace 4.3% 7/29/2030	300,000	298,164
General Dynamics Corp 2.625% 11/15/2027 (b)	500,000	489,900
General Dynamics Corp 3.625% 4/1/2030 (b)	630,000	610,826
Honeywell Aerospace Inc 4% 3/16/2029 (e)	900,000	889,515
Honeywell Aerospace Inc 4.3% 3/16/2031 (e)	750,000	738,848
Howmet Aerospace Inc 3% 1/15/2029	500,000	482,137
Huntington Ingalls Industries Inc 2.043% 8/16/2028	750,000	710,626
L3Harris Technologies Inc 4.4% 6/15/2028	720,000	719,042
L3Harris Technologies Inc 5.05% 6/1/2029 (b)	1,040,000	1,054,612
Lockheed Martin Corp 4.4% 8/15/2030	640,000	638,706
Lockheed Martin Corp 5.1% 11/15/2027 (b)	350,000	355,102
Northrop Grumman Corp 4.4% 5/1/2030	600,000	598,277
Northrop Grumman Corp 4.6% 2/1/2029	190,000	191,180
RTX Corp 3.5% 3/15/2027	1,010,000	1,005,194
RTX Corp 4.125% 11/16/2028	1,100,000	1,092,948
RTX Corp 5.75% 1/15/2029 (b)	1,000,000	1,033,511
		15,548,239
Air Freight & Logistics - 0.0%
FedEx Corp 3.1% 8/5/2029	510,000	488,584
United Parcel Service Inc 3.05% 11/15/2027 (b)	530,000	522,257
United Parcel Service Inc 4.65% 10/15/2030 (b)	600,000	604,883
		1,615,724
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	540,000	533,732
Carrier Global Corp 2.722% 2/15/2030	1,180,000	1,104,584
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	500,000	513,517
Masco Corp 2% 2/15/2031	700,000	617,240
Owens Corning 3.95% 8/15/2029	460,000	452,177
		3,221,250
Commercial Services & Supplies - 0.1%
Republic Services Inc 3.95% 5/15/2028 (b)	300,000	298,345
Republic Services Inc 5% 11/15/2029 (b)	500,000	509,046
Waste Management Inc 4.65% 3/15/2030	900,000	905,709
Waste Management Inc 4.875% 2/15/2029	410,000	415,573
Waste Management Inc 4.95% 7/3/2027	440,000	443,606
		2,572,279
Electrical Equipment - 0.0%
Emerson Electric Co 1.95% 10/15/2030	60,000	54,115
Emerson Electric Co 2% 12/21/2028	600,000	568,123
Hubbell Inc 3.15% 8/15/2027	260,000	256,229
Regal Rexnord Corp 6.05% 4/15/2028	220,000	224,942
Regal Rexnord Corp 6.3% 2/15/2030	300,000	313,105
		1,416,514
Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	100,000	99,173
CSX Corp 3.25% 6/1/2027	340,000	336,875
CSX Corp 4.25% 3/15/2029	290,000	288,998
Norfolk Southern Corp 7.8% 5/15/2027	320,000	330,591
Ryder System Inc 4.85% 6/15/2030	400,000	403,155
Ryder System Inc 5.5% 6/1/2029	1,000,000	1,025,302
Uber Technologies Inc 4.15% 1/15/2031	1,000,000	978,077
Union Pacific Corp 2.15% 2/5/2027	100,000	98,764
Union Pacific Corp 6.625% 2/1/2029	730,000	773,215
		4,334,150
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029 (b)	670,000	628,571
3M Co 2.875% 10/15/2027 (b)	410,000	402,516
3M Co 3.625% 9/14/2028 (b)	460,000	454,019
3M Co 4.8% 3/15/2030	550,000	554,667
Honeywell International Inc 1.1% 3/1/2027	330,000	322,714
Honeywell International Inc 2.7% 8/15/2029	1,750,000	1,658,738
		4,021,225
Machinery - 0.4%
Caterpillar Financial Services Corp 1.1% 9/14/2027	680,000	655,170
Caterpillar Financial Services Corp 3.75% 2/23/2029	500,000	493,361
Caterpillar Financial Services Corp 4.1% 8/15/2028	300,000	299,559
Caterpillar Financial Services Corp 4.15% 1/8/2031 (b)	700,000	690,007
Caterpillar Financial Services Corp 4.5% 5/15/2031	600,000	598,950
Caterpillar Financial Services Corp 4.6% 11/15/2027	2,180,000	2,195,609
Caterpillar Financial Services Corp 4.85% 2/27/2029	440,000	446,375
Caterpillar Financial Services Corp 5% 5/14/2027 (b)	1,530,000	1,544,666
Cummins Inc 4.7% 2/15/2031	350,000	352,377
Eaton Corp 4.2% 3/6/2031 (b)	1,200,000	1,180,887
Eaton Corp 4.35% 5/18/2028	390,000	390,609
Ingersoll Rand Inc 5.176% 6/15/2029 (b)	600,000	612,084
Ingersoll Rand Inc 5.4% 8/14/2028 (b)	470,000	478,660
Otis Worldwide Corp 2.565% 2/15/2030	890,000	828,115
Parker-Hannifin Corp 4.25% 9/15/2027	1,600,000	1,599,702
Stanley Black & Decker Inc 6% 3/6/2028 (b)	1,310,000	1,344,352
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (f)	660,000	661,466
		14,371,949
Passenger Airlines - 0.1%
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031	555,682	533,198
Delta Air Lines Inc 4.95% 7/10/2028	720,000	723,557
Delta Air Lines Inc 5.25% 7/10/2030	360,000	364,048
Southwest Airlines Co 2.625% 2/10/2030 (b)	230,000	212,709
Southwest Airlines Co 4.375% 11/15/2028	50,000	49,661
Southwest Airlines Co 5.125% 6/15/2027	870,000	875,347
		2,758,520
Professional Services - 0.0%
Leidos Inc 2.3% 2/15/2031 (b)	200,000	178,680
Leidos Inc 4.1% 3/15/2029	1,300,000	1,283,363
Paychex Inc 5.1% 4/15/2030	594,000	600,809
Verisk Analytics Inc 4.45% 3/15/2031	250,000	245,889
		2,308,741
Trading Companies & Distributors - 0.1%
GATX Corp 4.55% 11/7/2028 (b)	680,000	678,832
Sumisho Air Lease Corp 2.1% 9/1/2028	530,000	500,612
Sumisho Air Lease Corp 3% 2/1/2030	600,000	561,586
Sumisho Air Lease Corp 3.625% 12/1/2027	570,000	562,117
Sumisho Air Lease Corp 3.625% 4/1/2027	180,000	177,511
Sumisho Air Lease Corp 4.5% 3/24/2029 (e)	800,000	795,134
Sumisho Air Lease Corp 4.85% 3/24/2031 (e)	600,000	594,509
		3,870,301
TOTAL INDUSTRIALS		56,038,892
Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	300,000	303,785
Cisco Systems Inc 4.85% 2/26/2029	800,000	812,187
Cisco Systems Inc 4.95% 2/26/2031 (b)	1,000,000	1,020,969
Motorola Solutions Inc 4.6% 5/23/2029	500,000	500,670
Motorola Solutions Inc 4.85% 8/15/2030	750,000	753,743
Motorola Solutions Inc 5% 4/15/2029	210,000	212,770
		3,604,124
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 3.8% 11/15/2027	850,000	844,999
Amphenol Corp 3.9% 11/15/2028	500,000	495,342
Amphenol Corp 4.125% 11/15/2030 (b)	1,550,000	1,524,067
Amphenol Corp 4.375% 6/12/2028 (b)	800,000	801,353
Amphenol Corp 5.05% 4/5/2027	500,000	503,918
Amphenol Corp 5.05% 4/5/2029	300,000	305,315
Dell International LLC / EMC Corp 4.15% 2/15/2029	500,000	496,219
Dell International LLC / EMC Corp 4.35% 2/1/2030	800,000	792,751
Dell International LLC / EMC Corp 4.5% 2/15/2031 (b)	250,000	247,821
Dell International LLC / EMC Corp 5% 4/1/2030 (b)	500,000	506,490
Dell International LLC / EMC Corp 5.3% 10/1/2029	660,000	674,236
Dell International LLC / EMC Corp 6.1% 7/15/2027 (b)	480,000	487,952
Keysight Technologies Inc 5.35% 7/30/2030	500,000	512,259
Teledyne Technologies Inc 2.25% 4/1/2028	290,000	278,668
Vontier Corp 2.4% 4/1/2028	120,000	115,185
Vontier Corp 2.95% 4/1/2031 (b)	350,000	317,855
		8,904,430
IT Services - 0.2%
CDW LLC / CDW Finance Corp 3.276% 12/1/2028	620,000	594,558
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	430,000	424,576
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	80,000	79,866
IBM Corporation 1.7% 5/15/2027 (b)	1,110,000	1,084,940
IBM Corporation 1.95% 5/15/2030	320,000	289,609
IBM Corporation 2.2% 2/9/2027	1,460,000	1,441,103
IBM Corporation 4.15% 7/27/2027	570,000	569,565
IBM Corporation 4.3% 2/3/2031 (b)	200,000	197,073
IBM Corporation 4.5% 2/6/2028 (b)	430,000	431,226
IBM Corporation 4.8% 2/10/2030	1,370,000	1,382,134
IBM International Capital Pte Ltd 4.6% 2/5/2029	510,000	511,600
		7,006,250
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc 4.319% 3/24/2028	500,000	501,377
Analog Devices Inc 3.45% 6/15/2027	370,000	367,955
Analog Devices Inc 4.5% 6/15/2030	440,000	439,766
Applied Materials Inc 3.3% 4/1/2027 (b)	630,000	626,582
Applied Materials Inc 4% 1/15/2031	500,000	489,428
Applied Materials Inc 4.8% 6/15/2029	260,000	263,705
Broadcom Inc 4% 4/15/2029 (e)	260,000	256,965
Broadcom Inc 4.2% 10/15/2030 (b)	1,700,000	1,674,509
Broadcom Inc 4.3% 1/15/2031 (b)	1,000,000	988,771
Broadcom Inc 4.35% 2/15/2030 (b)	1,120,000	1,113,086
Broadcom Inc 4.6% 7/15/2030	450,000	450,318
Broadcom Inc 4.75% 4/15/2029	230,000	231,972
Broadcom Inc 5.05% 7/12/2029 (b)	1,420,000	1,444,771
Intel Corp 1.6% 8/12/2028	2,760,000	2,597,240
Intel Corp 3.75% 3/25/2027	350,000	348,821
Intel Corp 3.75% 8/5/2027 (b)	1,440,000	1,431,173
Intel Corp 3.9% 3/25/2030	250,000	243,098
Intel Corp 4.65% 6/1/2031	500,000	496,148
Intel Corp 4.875% 2/10/2028	150,000	150,998
Intel Corp 5.125% 2/10/2030 (b)	400,000	406,374
Lam Research Corp 4% 3/15/2029	830,000	822,913
Marvell Technology Inc 2.45% 4/15/2028	140,000	134,943
Marvell Technology Inc 4.75% 7/15/2030	640,000	642,015
Marvell Technology Inc 4.875% 6/22/2028	490,000	493,885
Microchip Technology Inc 5.05% 3/15/2029 (b)	1,170,000	1,182,099
NVIDIA Corp 2.85% 4/1/2030 (b)	1,030,000	977,709
QUALCOMM Inc 1.3% 5/20/2028 (b)	240,000	227,073
QUALCOMM Inc 2.15% 5/20/2030	100,000	91,650
QUALCOMM Inc 3.25% 5/20/2027	1,050,000	1,042,805
QUALCOMM Inc 4.5% 5/20/2030	570,000	572,851
Texas Instruments Inc 4.5% 5/23/2030 (b)	800,000	803,509
Texas Instruments Inc 4.6% 2/15/2028 (b)	730,000	734,937
		22,249,446
Software - 0.5%
Adobe Inc 4.8% 4/4/2029 (b)	1,960,000	1,984,743
AppLovin Corp 5.125% 12/1/2029	130,000	131,514
Cadence Design Systems Inc 4.3% 9/10/2029 (b)	600,000	596,346
Oracle Corp 2.3% 3/25/2028 (b)	610,000	583,969
Oracle Corp 2.8% 4/1/2027	440,000	434,083
Oracle Corp 4.2% 9/27/2029	2,240,000	2,183,534
Oracle Corp 4.45% 9/26/2030	1,600,000	1,551,297
Oracle Corp 4.55% 2/4/2029	1,740,000	1,722,617
Oracle Corp 4.65% 5/6/2030	330,000	324,766
Oracle Corp 4.8% 8/3/2028 (b)	1,250,000	1,249,954
Oracle Corp 4.95% 2/4/2031 (b)	2,000,000	1,966,692
Roper Technologies Inc 2% 6/30/2030	500,000	447,867
Roper Technologies Inc 2.95% 9/15/2029	310,000	293,902
Roper Technologies Inc 4.2% 9/15/2028	470,000	466,050
Roper Technologies Inc 4.45% 9/15/2030 (b)	650,000	640,524
Salesforce Inc 1.5% 7/15/2028 (b)	1,560,000	1,470,725
Salesforce Inc 4.65% 3/15/2029	2,020,000	2,024,124
Synopsys Inc 4.65% 4/1/2028 (b)	910,000	913,331
Synopsys Inc 4.85% 4/1/2030 (b)	700,000	703,964
VMware LLC 4.7% 5/15/2030 (b)	310,000	311,116
		20,001,118
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.25% 8/20/2030	1,000,000	885,385
Apple Inc 1.4% 8/5/2028 (b)	940,000	888,703
Apple Inc 2.9% 9/12/2027	460,000	453,769
Apple Inc 3% 11/13/2027	260,000	256,492
Apple Inc 3% 6/20/2027	640,000	633,838
Apple Inc 4% 5/10/2028 (b)	4,650,000	4,651,993
Apple Inc 4.2% 5/12/2030 (b)	1,240,000	1,243,406
Hewlett Packard Enterprise Co 4.4% 10/15/2030	1,550,000	1,524,826
Hewlett Packard Enterprise Co 4.55% 10/15/2029	880,000	878,266
Hewlett Packard Enterprise Co 5.25% 7/1/2028	200,000	202,855
HP Inc 3% 6/17/2027	350,000	345,309
HP Inc 5.4% 4/25/2030	550,000	562,239
		12,527,081
TOTAL INFORMATION TECHNOLOGY		74,292,449
Materials - 0.4%
Chemicals - 0.2%
Air Products and Chemicals Inc 4.3% 6/11/2028 (b)	800,000	800,755
Air Products and Chemicals Inc 4.6% 2/8/2029	330,000	331,684
Dow Chemical Co/The 4.8% 1/15/2031	1,000,000	990,452
Dow Chemical Co/The 4.8% 11/30/2028	190,000	190,610
Eastman Chemical Co 4.5% 2/20/2031	200,000	196,374
Eastman Chemical Co 5% 8/1/2029	330,000	333,054
Ecolab Inc 4.8% 6/15/2031	1,300,000	1,310,395
Ecolab Inc 5.25% 1/15/2028	570,000	578,428
International Flavors & Fragrances Inc 4.45% 9/26/2028	110,000	109,560
Mosaic Co/The 4.05% 11/15/2027 (b)	420,000	417,468
Rohm and Haas Co 7.85% 7/15/2029	200,000	217,454
RPM International Inc 4.55% 3/1/2029	140,000	139,974
Sherwin-Williams Co/The 3.45% 6/1/2027	700,000	694,675
Sherwin-Williams Co/The 4.55% 3/1/2028	300,000	300,581
		6,611,464
Construction Materials - 0.1%
Amrize Finance US LLC 4.95% 4/7/2030	630,000	635,356
CRH America Finance Inc 4.4% 2/9/2031 (b)	930,000	917,920
Vulcan Materials Co 4.95% 12/1/2029 (b)	890,000	901,406
		2,454,682
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 4.25% 3/8/2029	500,000	495,100
Amcor Flexibles North America Inc 5.1% 3/17/2030	170,000	172,162
Amcor Group Finance PLC 5.45% 5/23/2029	830,000	849,852
Avery Dennison Corp 4.875% 12/6/2028	230,000	231,843
Sonoco Products Co 4.6% 9/1/2029	290,000	289,499
WestRock MWV LLC 8.2% 1/15/2030	480,000	534,516
WRKCo Inc 3.9% 6/1/2028	430,000	424,971
WRKCo Inc 4% 3/15/2028 (b)	380,000	377,036
		3,374,979
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.125% 3/1/2028	590,000	585,910
Freeport-McMoRan Inc 4.625% 8/1/2030	240,000	239,193
Newmont Corp / Newcrest Finance Pty Ltd 3.25% 5/13/2030	394,000	378,871
Nucor Corp 3.95% 5/1/2028	250,000	248,279
Nucor Corp 4.65% 6/1/2030	330,000	331,979
		1,784,232
TOTAL MATERIALS		14,225,357
Real Estate - 1.2%
Diversified REITs - 0.1%
Equinix Asia Financing Corp Pte Ltd 4.4% 3/15/2031	170,000	166,969
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	1,300,000	1,288,028
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	630,000	606,221
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	300,000	283,707
Piedmont Operating Partnership LP 9.25% 7/20/2028 (b)	260,000	283,157
Store Capital LLC 4.5% 3/15/2028	400,000	397,667
Store Capital LLC 4.95% 2/11/2031 (e)	400,000	395,960
VICI Properties LP 4.75% 2/15/2028	960,000	961,309
VICI Properties LP 4.95% 2/15/2030	570,000	570,107
Vornado Realty LP 2.15% 6/1/2026	400,000	400,000
		5,353,125
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 3.95% 1/15/2028	140,000	138,674
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	250,000	247,477
Alexandria Real Estate Equities Inc 4.9% 12/15/2030 (b)	500,000	500,702
Healthcare Realty Holdings LP 3.75% 7/1/2027	680,000	674,882
Healthpeak OP LLC 1.35% 2/1/2027	540,000	529,561
Healthpeak OP LLC 2.125% 12/1/2028	160,000	151,068
Healthpeak OP LLC 2.875% 1/15/2031	550,000	506,020
Omega Healthcare Investors Inc 3.625% 10/1/2029	290,000	278,696
Omega Healthcare Investors Inc 5.2% 7/1/2030	500,000	503,226
Ventas Realty LP 4.4% 1/15/2029	880,000	876,112
Welltower OP LLC 2.05% 1/15/2029	780,000	734,360
Welltower OP LLC 3.1% 1/15/2030	1,060,000	1,007,434
		6,148,212
Industrial REITs - 0.1%
Prologis LP 2.25% 4/15/2030	490,000	450,988
Prologis LP 4.25% 6/15/2031	800,000	786,357
Prologis LP 4.375% 2/1/2029	550,000	549,968
Prologis LP 4.75% 1/15/2031 (b)	500,000	504,023
Prologis LP 4.875% 6/15/2028	500,000	505,231
		2,796,567
Office REITs - 0.1%
Boston Properties LP 3.4% 6/21/2029 (b)	330,000	317,315
COPT Defense Properties LP 2% 1/15/2029	300,000	280,771
Highwoods Realty LP 2.6% 2/1/2031	130,000	115,835
Highwoods Realty LP 4.125% 3/15/2028	730,000	720,261
Kilroy Realty LP 4.25% 8/15/2029	280,000	271,357
Kilroy Realty LP 4.75% 12/15/2028	400,000	396,601
		2,102,140
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.1% 6/15/2030 (b)	430,000	431,138
CBRE Services Inc 5.5% 4/1/2029	330,000	337,965
Digital Realty Trust LP 3.7% 8/15/2027	660,000	654,246
Digital Realty Trust LP 4.45% 7/15/2028	420,000	419,387
Digital Realty Trust LP 5.55% 1/15/2028	260,000	264,344
Essex Portfolio LP 3% 1/15/2030	600,000	566,723
Essex Portfolio LP 4% 3/1/2029	160,000	157,646
Extra Space Storage LP 4% 6/15/2029	570,000	560,176
Extra Space Storage LP 5.9% 1/15/2031	850,000	885,230
Mid-America Apartments LP 1.7% 2/15/2031	300,000	263,047
Mid-America Apartments LP 4.2% 6/15/2028	340,000	338,717
Tanger Properties LP 3.875% 7/15/2027	210,000	208,398
		5,087,017
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029 (b)	220,000	221,230
American Homes 4 Rent LP 4.95% 6/15/2030 (b)	150,000	150,673
AvalonBay Communities Inc 1.9% 12/1/2028	90,000	84,704
AvalonBay Communities Inc 3.3% 6/1/2029	270,000	260,990
AvalonBay Communities Inc 4.35% 12/1/2030 (b)	600,000	594,445
Camden Property Trust 3.15% 7/1/2029	790,000	758,348
ERP Operating LP 2.5% 2/15/2030	750,000	697,465
Invitation Homes Operating Partnership LP 5.45% 8/15/2030	300,000	305,179
UDR Inc 3.5% 7/1/2027	650,000	644,929
UDR Inc 4.4% 1/26/2029	250,000	249,280
		3,967,243
Retail REITs - 0.2%
Agree LP 2% 6/15/2028	120,000	114,303
Brixmor Operating Partnership LP 3.9% 3/15/2027	170,000	169,497
Brixmor Operating Partnership LP 4.05% 7/1/2030	600,000	584,110
Brixmor Operating Partnership LP 4.125% 5/15/2029	260,000	256,564
Federal Realty OP LP 3.2% 6/15/2029	360,000	345,395
Kimco Realty OP LLC 2.7% 10/1/2030	250,000	232,779
NNN REIT Inc 2.5% 4/15/2030	270,000	249,542
NNN REIT Inc 3.5% 10/15/2027	260,000	256,788
Realty Income Corp 3.2% 2/15/2031	450,000	421,558
Realty Income Corp 3.95% 2/1/2029	1,100,000	1,085,891
Realty Income Corp 4% 7/15/2029	580,000	571,030
Realty Income Corp 4.7% 12/15/2028	730,000	734,012
Regency Centers LP 3.7% 6/15/2030	300,000	290,653
Regency Centers LP 4.125% 3/15/2028	280,000	278,834
Simon Property Group LP 1.75% 2/1/2028	260,000	249,403
Simon Property Group LP 3.375% 6/15/2027	100,000	99,184
Simon Property Group LP 4.3% 1/15/2031	180,000	177,464
Simon Property Group LP 4.375% 10/1/2030	880,000	872,864
		6,989,871
Specialized REITs - 0.3%
American Tower Corp 3.65% 3/15/2027	690,000	686,963
American Tower Corp 4.9% 3/15/2030 (b)	2,166,000	2,185,763
American Tower Corp 5.25% 7/15/2028 (b)	2,210,000	2,242,942
American Tower Corp 5.8% 11/15/2028	100,000	102,796
Crown Castle Inc 2.25% 1/15/2031	1,360,000	1,211,643
Crown Castle Inc 2.9% 3/15/2027	560,000	553,864
Crown Castle Inc 3.65% 9/1/2027	370,000	366,481
Crown Castle Inc 3.8% 2/15/2028	870,000	859,332
Crown Castle Inc 4.9% 9/1/2029	310,000	311,816
CubeSmart LP 2.25% 12/15/2028	400,000	378,330
EPR Properties 4.5% 6/1/2027	500,000	499,551
EPR Properties 4.95% 4/15/2028	260,000	260,253
Equinix Inc 3.2% 11/18/2029	1,480,000	1,413,014
Public Storage Operating Co 1.95% 11/9/2028	1,250,000	1,180,432
Weyerhaeuser Co 4% 4/15/2030	740,000	720,849
Weyerhaeuser Co 6.95% 10/1/2027	150,000	154,553
		13,128,582
TOTAL REAL ESTATE		45,572,757
Utilities - 1.8%
Electric Utilities - 1.4%
AEP Texas Inc 2.1% 7/1/2030	280,000	254,522
AEP Texas Inc 3.95% 6/1/2028	180,000	178,146
Alabama Power Co 4.3% 3/15/2031	200,000	197,372
American Electric Power Co Inc 3.2% 11/13/2027	510,000	501,755
American Electric Power Co Inc 4.3% 12/1/2028	230,000	229,527
American Electric Power Co Inc 5.75% 11/1/2027 (b)	1,000,000	1,017,909
American Electric Power Co Inc 5.8% 3/15/2056 (c)	400,000	398,765
American Electric Power Co Inc 7.05% 12/15/2054 (c)	400,000	415,358
Appalachian Power Co 2.7% 4/1/2031	200,000	182,534
Avangrid Inc 3.8% 6/1/2029	260,000	253,614
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	350,000	353,542
Commonwealth Edison Co 3.7% 8/15/2028	660,000	651,585
Commonwealth Edison Co 4.55% 6/1/2031	500,000	498,553
Connecticut Light and Power Co/The 3.2% 3/15/2027	230,000	228,422
Consolidated Edison Co of New York Inc 3.125% 11/15/2027	360,000	354,567
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	500,000	479,437
Dayton Power & Light Co/The 4.55% 8/15/2030	300,000	296,138
DTE Electric Co 2.625% 3/1/2031	250,000	229,205
Duke Energy Carolinas LLC 4.85% 3/15/2030	670,000	677,804
Duke Energy Corp 3.25% 1/15/2082 (c)	220,000	216,345
Duke Energy Corp 3.4% 6/15/2029	430,000	416,726
Duke Energy Corp 5% 12/8/2027	750,000	757,378
Duke Energy Florida LLC 4.2% 12/1/2030	600,000	591,979
Duke Energy Progress LLC 3.45% 3/15/2029	380,000	370,996
Edison International 4.125% 3/15/2028 (b)	360,000	354,685
Edison International 5.25% 11/15/2028	520,000	522,519
Edison International 5.75% 6/15/2027	126,000	126,973
Edison International 6.25% 3/15/2030	290,000	298,988
Entergy Corp 7.125% 12/1/2054 (c)	470,000	487,381
Entergy Louisiana LLC 3.12% 9/1/2027	510,000	503,423
Eversource Energy 2.9% 3/1/2027	160,000	158,364
Eversource Energy 4.45% 12/15/2030	600,000	590,695
Eversource Energy 5.45% 3/1/2028	1,400,000	1,419,958
Eversource Energy 5.95% 2/1/2029	380,000	392,240
Exelon Corp 2.75% 3/15/2027 (b)	600,000	592,921
Exelon Corp 4.05% 4/15/2030	750,000	733,733
FirstEnergy Corp 3.9% 7/15/2027 (b)(f)	2,120,000	2,106,588
FirstEnergy Pennsylvania Electric Co 4.55% 3/15/2031 (e)	250,000	247,831
Florida Power & Light Co 4.625% 5/15/2030	470,000	472,797
Florida Power & Light Co 5.05% 4/1/2028	390,000	395,699
Georgia Power Co 4.65% 5/16/2028 (b)	800,000	804,627
Georgia Power Co 4.85% 3/15/2031	1,000,000	1,010,373
Interstate Power and Light Co 3.6% 4/1/2029	450,000	440,075
IPALCO Enterprises Inc 4.25% 5/1/2030	400,000	387,699
Jersey Central Power & Light Co 4.4% 1/15/2031 (e)	200,000	197,087
Nevada Power Co 3.7% 5/1/2029	500,000	490,330
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	570,000	555,640
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (c)	1,080,000	1,062,863
NextEra Energy Capital Holdings Inc 4.4% 3/1/2031	500,000	494,487
NextEra Energy Capital Holdings Inc 4.625% 7/15/2027 (b)	1,130,000	1,134,272
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (c)	150,000	148,066
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	1,500,000	1,511,169
NextEra Energy Capital Holdings Inc 5.05% 3/15/2030 (b)	1,540,000	1,563,800
NSTAR Electric Co 4.85% 3/1/2030	350,000	353,296
Ohio Power Co 2.6% 4/1/2030	400,000	371,635
Oklahoma Gas and Electric Co 3.3% 3/15/2030	380,000	362,141
Oncor Electric Delivery Co LLC 4.5% 3/15/2031 (e)	600,000	595,351
Oncor Electric Delivery Co LLC 4.5% 3/20/2027	1,500,000	1,504,404
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	237,032
Pacific Gas and Electric Co 3% 6/15/2028 (b)	2,120,000	2,054,366
Pacific Gas and Electric Co 3.3% 12/1/2027	180,000	176,780
Pacific Gas and Electric Co 5% 6/4/2028	1,900,000	1,912,964
Pacific Gas and Electric Co 5.45% 6/15/2027	310,000	312,943
Pacific Gas and Electric Co 6.1% 1/15/2029	3,000,000	3,095,606
PacifiCorp 3.5% 6/15/2029	400,000	386,196
PacifiCorp 4.65% 4/15/2029	640,000	639,648
PacifiCorp 5.1% 4/15/2031	200,000	202,059
Progress Energy Inc 7.75% 3/1/2031	500,000	561,017
Public Service Co of Colorado 4.15% 3/13/2029	500,000	496,383
Public Service Electric and Gas Co 4.2% 1/1/2031	450,000	442,854
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	200,000	197,848
Southern California Edison Co 5.15% 6/1/2029	700,000	707,143
Southern California Edison Co 5.3% 3/1/2028 (b)	1,020,000	1,030,779
Southern California Edison Co 5.65% 10/1/2028	680,000	694,577
Southern Co/The 3.75% 9/15/2051 (b)(c)	400,000	399,248
Southern Co/The 5.5% 3/15/2029	1,600,000	1,641,156
System Energy Resources Inc 6% 4/15/2028	120,000	122,945
Union Electric Co 2.95% 6/15/2027	170,000	167,866
Virginia Electric and Power Co 3.8% 4/1/2028	830,000	821,789
Vistra Operations Co LLC 4.55% 10/30/2028 (e)	1,200,000	1,195,017
Wisconsin Electric Power Co 4.15% 10/15/2030	500,000	492,263
Wisconsin Public Service Corp 4.25% 1/15/2031	170,000	168,037
Wisconsin Public Service Corp 4.55% 12/1/2029	100,000	100,243
Xcel Energy Inc 1.75% 3/15/2027	590,000	578,790
Xcel Energy Inc 3.4% 6/1/2030 (b)	500,000	476,800
		51,456,638
Gas Utilities - 0.0%
Atmos Energy Corp 3% 6/15/2027	180,000	177,921
CenterPoint Energy Resources Corp 5.25% 3/1/2028 (b)	400,000	406,459
Southern California Gas Co 2.95% 4/15/2027	460,000	455,627
Southern Co Gas Capital Corp 4.05% 9/15/2028	130,000	129,173
Southwest Gas Corp 5.45% 3/23/2028	300,000	304,581
		1,473,761
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 5.45% 6/1/2028	730,000	737,628
Constellation Energy Generation LLC 4.4% 1/15/2031	580,000	572,171
Southern Power Co 4.25% 10/1/2030	180,000	177,570
		1,487,369
Multi-Utilities - 0.4%
Ameren Corp 1.75% 3/15/2028	450,000	429,473
Ameren Corp 5% 1/15/2029	1,000,000	1,011,555
Berkshire Hathaway Energy Co 3.7% 7/15/2030	500,000	484,958
CenterPoint Energy Inc 2.95% 3/1/2030	332,000	311,298
CenterPoint Energy Inc 6.7% 5/15/2055 (b)(c)	600,000	617,892
CMS Energy Corp 4.75% 6/1/2050 (c)	350,000	344,135
Consumers Energy Co 4.5% 1/15/2031	500,000	498,228
Consumers Energy Co 4.7% 1/15/2030	340,000	342,046
Consumers Energy Co 4.9% 2/15/2029	150,000	151,785
Dominion Energy Inc 3.375% 4/1/2030	840,000	803,835
Dominion Energy Inc 4.6% 5/15/2028	700,000	701,745
Dominion Energy Inc 6% 2/15/2056 (c)	710,000	713,841
DTE Energy Co 3.4% 6/15/2029	370,000	357,614
DTE Energy Co 4.875% 6/1/2028	230,000	231,808
DTE Energy Co 4.95% 7/1/2027 (b)	390,000	392,631
DTE Energy Co 5.1% 3/1/2029	280,000	284,083
DTE Energy Co 5.2% 4/1/2030	500,000	508,497
NiSource Inc 3.6% 5/1/2030	1,160,000	1,117,061
NiSource Inc 5.2% 7/1/2029	280,000	284,937
NiSource Inc 5.25% 3/30/2028	520,000	527,169
NiSource Inc 6.95% 11/30/2054 (c)	210,000	218,092
Public Service Enterprise Group Inc 5.2% 4/1/2029	620,000	630,640
Public Service Enterprise Group Inc 5.875% 10/15/2028	430,000	442,536
Puget Energy Inc 2.379% 6/15/2028	310,000	296,367
San Diego Gas & Electric Co 4.95% 8/15/2028	720,000	727,962
Sempra 3.25% 6/15/2027	1,150,000	1,136,253
Sempra 3.7% 4/1/2029	700,000	684,050
Sempra 6.625% 4/1/2055 (b)(c)	550,000	555,702
WEC Energy Group Inc 2.2% 12/15/2028	610,000	577,778
WEC Energy Group Inc 4.75% 1/15/2028	320,000	321,530
		15,705,501
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	270,000	265,838
American Water Capital Corp 3.45% 6/1/2029 (b)	570,000	553,751
American Water Capital Corp 4.625% 6/1/2029	1,000,000	1,004,291
		1,823,880
TOTAL UTILITIES		71,947,149
TOTAL UNITED STATES		877,440,568
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,117,223,062)		1,120,771,351

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Fannie Mae 6.625% 11/15/2030	6,000,000	6,603,102
Federal Home Loan Bank 3.5% 10/4/2027	600,000	596,586
Federal Home Loan Bank 4.5% 3/10/2028	5,000,000	5,042,683
TOTAL FINANCIALS		12,242,371
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 3.875% 8/1/2030	1,900,000	1,875,876
TOTAL UNITED STATES		14,118,247
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,211,535)		14,118,247

U.S. Treasury Obligations - 69.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 0.375% 7/31/2027	4.25	4,980,000	4,779,633
US Treasury Notes 0.5% 10/31/2027	3.85 to 4.38	92,060,000	87,708,727
US Treasury Notes 0.5% 5/31/2027	4.15	850,000	821,877
US Treasury Notes 0.5% 6/30/2027	4.13	2,480,000	2,391,166
US Treasury Notes 0.5% 8/31/2027	4.11	40,000	38,335
US Treasury Notes 0.625% 11/30/2027	4.38	90,260,000	85,888,031
US Treasury Notes 0.625% 12/31/2027	3.55 to 4.86	134,130,000	127,271,556
US Treasury Notes 0.75% 1/31/2028	4.25	10,800,000	10,239,750
US Treasury Notes 1% 7/31/2028	3.89 to 4.19	65,440,000	61,380,675
US Treasury Notes 1.125% 2/15/2031	4.10	17,260,000	15,065,418
US Treasury Notes 1.125% 2/29/2028	4.20	21,090,000	20,075,044
US Treasury Notes 1.125% 8/31/2028	3.87 to 4.30	108,290,000	101,598,016
US Treasury Notes 1.25% 4/30/2028	3.55 to 4.86	91,650,000	87,028,119
US Treasury Notes 1.25% 5/31/2028	4.65	50,220,000	47,581,488
US Treasury Notes 1.375% 12/31/2028	4.02	6,080,000	5,685,750
US Treasury Notes 1.5% 11/30/2028	4.23	75,340,000	70,831,372
US Treasury Notes 1.5% 2/15/2030	4.06	9,780,000	8,917,373
US Treasury Notes 1.625% 8/15/2029	3.57 to 4.29	97,730,000	90,659,845
US Treasury Notes 1.75% 1/31/2029	4.03	4,980,000	4,692,872
US Treasury Notes 1.75% 11/15/2029	4.06 to 4.35	76,190,000	70,535,273
US Treasury Notes 2.75% 5/31/2029	4.53	48,930,000	47,142,908
US Treasury Notes 2.75% 7/31/2027	3.65	3,840,000	3,788,550
US Treasury Notes 2.875% 4/30/2029	4.74	44,040,000	42,622,463
US Treasury Notes 3.25% 6/30/2029	4.38	32,920,000	32,152,295
US Treasury Notes 3.375% 11/30/2027	3.98	12,580,000	12,471,399
US Treasury Notes 3.375% 12/31/2027	3.47 to 3.83	35,220,000	34,889,813
US Treasury Notes 3.375% 2/29/2028	3.39	11,940,000	11,816,869
US Treasury Notes 3.375% 9/15/2028	3.62	32,650,000	32,185,758
US Treasury Notes 3.5% 1/15/2029	3.61	17,010,000	16,780,764
US Treasury Notes 3.5% 1/31/2028	3.53 to 3.99	26,010,000	25,802,733
US Treasury Notes 3.5% 10/15/2028	3.60	38,240,000	37,782,913
US Treasury Notes 3.5% 10/31/2027	3.97	16,980,000	16,870,559
US Treasury Notes 3.5% 11/15/2028	3.49 to 3.59	33,730,000	33,305,740
US Treasury Notes 3.5% 11/30/2030	3.60	69,040,000	67,273,547
US Treasury Notes 3.5% 12/15/2028	3.53	29,580,000	29,197,540
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.55	20,200,000	19,917,516
US Treasury Notes 3.5% 2/28/2031	3.52	67,260,000	65,447,133
US Treasury Notes 3.5% 3/15/2029	4.01	16,730,000	16,490,813
US Treasury Notes 3.5% 9/30/2027	3.93 to 4.00	69,250,000	68,849,648
US Treasury Notes 3.5% 9/30/2029	3.57	20,330,000	19,965,489
US Treasury Notes 3.625% 10/31/2030	3.71 to 4.17	23,220,000	22,753,786
US Treasury Notes 3.625% 12/31/2030	3.71	24,360,000	23,848,060
US Treasury Notes 3.625% 8/15/2028	3.99	15,120,000	14,994,197
US Treasury Notes 3.625% 8/31/2027	3.61 to 3.99	5,348,000	5,327,109
US Treasury Notes 3.625% 8/31/2029	3.72 to 3.94	58,350,000	57,552,246
US Treasury Notes 3.625% 8/31/2030	3.69	70,000,000	68,654,688
US Treasury Notes 3.625% 9/30/2030	3.74	24,490,000	24,011,680
US Treasury Notes 3.75% 1/31/2031	3.80	46,790,000	46,033,318
US Treasury Notes 3.75% 12/31/2028	3.83	6,020,000	5,976,731
US Treasury Notes 3.75% 4/15/2028	3.58	17,660,000	17,579,288
US Treasury Notes 3.75% 4/30/2028	3.88	12,370,000	12,312,016
US Treasury Notes 3.75% 5/15/2028	3.85 to 3.96	22,140,000	22,036,219
US Treasury Notes 3.75% 6/30/2027	3.72 to 3.93	35,620,000	35,558,778
US Treasury Notes 3.875% 12/31/2029	4.39	4,610,000	4,576,325
US Treasury Notes 3.875% 3/15/2028	3.88	12,930,000	12,902,726
US Treasury Notes 3.875% 3/31/2028	3.93 to 3.98	25,830,000	25,771,479
US Treasury Notes 3.875% 3/31/2031	3.95	37,210,000	36,782,666
US Treasury Notes 3.875% 4/15/2029	3.91	16,310,000	16,232,273
US Treasury Notes 3.875% 4/30/2030	3.72	11,590,000	11,494,926
US Treasury Notes 3.875% 4/30/2031	4.02	55,040,000	54,399,300
US Treasury Notes 3.875% 5/15/2029	4.04	19,730,000	19,635,974
US Treasury Notes 3.875% 6/15/2028	3.69	15,420,000	15,378,438
US Treasury Notes 3.875% 6/30/2030	3.80	48,330,000	47,901,449
US Treasury Notes 3.875% 7/15/2028	3.89	23,000,000	22,930,820
US Treasury Notes 3.875% 7/31/2027	3.94	11,900,000	11,891,168
US Treasury Notes 3.875% 7/31/2030	3.96	26,310,000	26,070,538
US Treasury Notes 4% 10/31/2029	4.06	8,150,000	8,128,670
US Treasury Notes 4% 2/28/2030	4.00	72,400,000	72,156,781
US Treasury Notes 4% 3/31/2030	3.95	38,270,000	38,136,952
US Treasury Notes 4% 5/31/2028	3.99	8,090,000	8,090,316
US Treasury Notes 4% 5/31/2030	3.95	87,270,000	86,929,102
US Treasury Notes 4% 6/30/2028	4.28	6,610,000	6,608,193
US Treasury Notes 4% 7/31/2029	3.94	22,050,000	22,007,020
US Treasury Notes 4.125% 10/31/2029	4.15	48,720,000	48,778,997
US Treasury Notes 4.125% 11/30/2029	4.08	14,500,000	14,518,125
US Treasury Notes 4.125% 3/31/2029	4.02	13,630,000	13,655,024
US Treasury Notes 4.125% 5/31/2031	4.14	90,630,000	90,573,356
US Treasury Notes 4.125% 7/31/2028	3.90	25,440,000	25,494,656
US Treasury Notes 4.25% 1/15/2028	3.97	15,290,000	15,349,727
US Treasury Notes 4.25% 1/31/2030	4.07	18,400,000	18,494,875
US Treasury Notes 4.25% 2/15/2028	3.96	25,600,000	25,709,000
US Treasury Notes 4.25% 2/28/2029	4.36	4,010,000	4,030,520
US Treasury Notes 4.375% 11/30/2028	3.88	3,860,000	3,890,609
US Treasury Notes 4.375% 12/31/2029	3.73	15,580,000	15,726,671
US Treasury Notes 4.875% 10/31/2030	3.69	6,130,000	6,312,463
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,732,934,380)			2,725,142,025

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.67	24,564,969	24,569,882
Fidelity Securities Lending Cash Central Fund (h)(i)	3.67	15,659,219	15,660,785
TOTAL MONEY MARKET FUNDS (Cost $40,230,667)			40,230,667

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,961,160,387)	3,956,934,044
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(11,284,858)
NET ASSETS - 100.0%	3,945,649,186

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,186,696 or 0.2% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $90,133,510.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,152,432	467,807,512	448,389,034	360,814	(1,028)	-	24,569,882	24,564,969	0.0%
Fidelity Securities Lending Cash Central Fund	23,093,995	837,326,858	844,759,158	16,458	(910)	-	15,660,785	15,659,219	0.0%
Total	28,246,427	1,305,134,370	1,293,148,192	377,272	(1,938)	-	40,230,667

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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